                                                       Rule 485(a)(2)
                                                       Registration No.  2-39334
                                                       File No. 811-2224

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

     Pre-Effective Amendment No.  _______                                 [ ]
     Post-Effective Amendment No.   35                                    [X]
                                  -------

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]

     Amendment No.  20                                                    [X]
                   ----

                          MML SERIES INVESTMENT FUND
                          --------------------------
                (Exact Name of Registrant Specified in Charter)

              1295 State Street, Springfield, Massachusetts 01111
              ---------------------------------------------------
             (Address of Principal Executive Offices)  (Zip Code)
      Registrant's Telephone Number, including area code:  (413) 788-8411
                                                           --------------

                    Name and Address of Agent for Service:
                    --------------------------------------
                             Stephen L. Kuhn, Esq.
                         Vice President and Secretary
                          MML Series Investment Fund
                               1295 State Street
                             Springfield, MA 01111

Approximate Date of Proposed Public Offering:  May 1, 1997

It is proposed that this filing will become effective (check appropriate line)

     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on [date] pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on [date] pursuant to paragraph (a)(1) of rule 485
     [X]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       STATEMENT PURSUANT TO RULE 24F-2

Registrant has registered an indefinite number or amount of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant will file a Rule 24f-2 Notice with respect to Registrant's fiscal year ended December 31, 1996 on or about February 28, 1997.

The Index to Exhibits is located at Page 1 of  Part C (Item 24(b)).

TO: THE SECURITIES AND EXCHANGE COMMISSION

Registrant submits this Post-Effective Amendment No. 35 to its Registration Statement No. 2-39334 under the Securities Act of 1933 and this Amendment No. 20 to its Registration Statement No. 811-2224 under the Investment Company Act of 1940. This Post-Effective Amendment relates solely to the MML Equity Index Fund. No information relating to any other series of Registrant is amended or superseded hereby.

                          MML SERIES INVESTMENT FUND

                 CROSS-REFERENCE SHEET: MML EQUITY INDEX FUND
                 ---------------------------------------------

ITEM NO. OF FORM N1-A               PROSPECTUS LOCATION OR CAPTION
----------------------              ------------------------------

PART A
------

1                                   Prospectus Cover Page

2                                   Not Applicable

3(a) and (b)                        Not Applicable

3(c)                                Investment Performance

3(d)                                Not Applicable

4(a), (b) and (c)                   General Information; MML Equity Index Fund;
                                    Investment Considerations and Risks;
                                    Fundamental  Investment Restrictions;
                                    Appendix

5(a)                                Management of MML Trust

5(b), (d), (e), (f) and (g)         The Advisers; Back Cover Page of Prospectus

5(c)                                Not Applicable

5A                                  Not Applicable

6(a) and (b)                        General Information; Capital Shares

6(c) and (d)                        Not Applicable

6(e)                                Capital Shares

6(f)                                Dividends and Capital Gains Distributions

6(g)                                Tax Status; Dividends and Capital Gains
                                    Distributions

6(h)                                Not Applicable

7                                   General Information; Sale and Redemption of
                                    Shares

7(a)                                Not Applicable

7(b)                                Net Asset Value

7(c)-(g)                            Not Applicable

8(a)                                Sale and Redemption of Shares

8(b)-(d)                            Not Applicable

9                                   Not Applicable

ITEM NO. OF FORM N-1A               STATEMENT OF ADDITIONAL
----------------------              -----------------------
                                    INFORMATION LOCATION OR CAPTION
                                    -------------------------------

PART B
------

10(a) and (b)                       Cover Page

11                                  Table of Contents

12                                  General Information

13(a)                               Investment Objective and Management Policies

13(b)                               Investment Restrictions

13(c)                               Investment Objective and Management Policies

13(d)                               Portfolio Transactions

14(a)-(c)                           Management of MML Trust

15(a)-(b)                           Control Persons and Principal Holders of
                                    Securities

15(c)                               Management of MML Trust

16(a), (b), (c), (e), (h), (i)      Management of MML Trust; Investment
                                    Management and Other Services; Independent
                                    Auditors

16(d), (g)                          Not Applicable

17(a), (c)                          Portfolio Transactions

17(b), (d) and (e)                  Not Applicable

18(a)                               Capital Shares

18(b)                               Not Applicable

19(a) and (b)                       Purchase, Redemption and Pricing of
                                    Securities Being Offered

19(c)                               Not Applicable

20                                  Certain Tax and Accounting Information

21                                  Not Applicable

22                                  Investment Performance

23                                  Not Applicable

PART C
------

Information to be included in Part C is set forth under the appropriate item so numbered, in part C of this Registration Statement.

                                  PROSPECTUS

                               DATED MAY 1, 1997

                             MML EQUITY INDEX FUND
                               1295 STATE STREET
                          SPRINGFIELD, MASSACHUSETTS
                                (413) 788-8411

MML Series Investment Fund ("MML Trust") is a no-load, open-end management investment company having five separate series of shares, each of which has different investment objectives and is designed to meet different investment needs. This Prospectus relates only to one of the series, MML Equity Index Fund (the "Fund").

MML EQUITY INDEX FUND--The Fund is a non-diversified series of MML Trust. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). As such, the Fund will invest in common stocks that comprise the Index. The Fund is also permitted to invest in Standard & Poor's Depositary Receipts ("SPDRs"). See "Appendix--Investment Techniques". In anticipation of taking a market position, the Fund is also permitted to purchase and sell stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

For further information about the Fund's investment objective and policies, see "MML EQUITY INDEX FUND" on page 3. There is no assurance that the investment objective of the Fund will be realized.

This Prospectus sets forth concisely the information about MML Trust and the Fund that a prospective investor ought to know before investing. Certain additional information about MML Trust and the Fund is contained in a Statement of Additional Information dated May 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated by reference. This additional information is available upon request and without charge. To obtain such information, please contact the Secretary, MML Series Investment Fund, 1295 State Street, Springfield, Massachusetts 01111.

THIS PROSPECTUS MAY ONLY BE USED TO OFFER OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS. This Prospectus should be retained for future reference for information about MML Trust and the Fund.

                            ________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

GENERAL INFORMATION.............................................  3

MML EQUITY INDEX FUND...........................................  3

INVESTMENT CONSIDERATIONS AND RISKS.............................  6

FUNDAMENTAL INVESTMENT RESTRICTIONS.............................  7

THE ADVISERS....................................................  7

CAPITAL SHARES.................................................. 10

NET ASSET VALUE................................................. 11

SALE AND REDEMPTION OF SHARES................................... 11

TAX STATUS...................................................... 11

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS....................... 12

INVESTMENT PERFORMANCE.......................................... 12

MANAGEMENT OF MML TRUST......................................... 13

APPENDIX........................................................ 14

                           I. GENERAL INFORMATION

MML Equity Index Fund (the "Fund") is one of five separate series of shares of MML Series Investment Fund ("MML Trust"), a no-load, open-end management investment company. The Fund is a non-diversified series of MML Trust. MML Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time (the "Declaration of Trust"). MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by MassMutual and its life insurance company subsidiaries, including MML Bay State Life Insurance Company. Shares of the Fund are offered solely to separate investment accounts established by MassMutual and life insurance company subsidiaries.

MassMutual is responsible for providing all investment advisory, management, and administrative services needed by the Fund pursuant to an investment management agreement with MML Trust, on behalf of the Fund. MassMutual has entered into an investment sub-advisory agreement with Mellon Equity Associates ("Mellon Equity"), which provides that Mellon Equity will serve as the Fund's investment sub-adviser, providing day-to-day management of the Fund's investments. Both MassMutual and Mellon Equity are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940, as amended. (MassMutual and Mellon Equity are referred to hereafter collectively as the "Advisers".) For further information, see "The Advisers" on page 7.

                          II. MML EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index/1/ (the "Index").

This investment objective of the Fund is a fundamental policy and may not be changed without the vote of a majority of the Fund's outstanding voting shares (as used in this Prospectus, a majority of the outstanding voting shares of the Fund means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting of the shareholders if more than 50% of the outstanding

___________________________
/1/ "Standard & Poor's", "S&P", "Standard & Poor's 500", "S&P 500" and "500" are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"), or The McGraw-Hill Companies, Inc. S&P makes no representation regarding the advisability of investing in the Fund.

shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares). As explained below, there is no assurance that the investment objective of the Fund will be realized.

MANAGEMENT POLICIES

The Fund attempts to duplicate the investment results of the Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's ("S&P") chooses the stocks to be included in the Index solely on a statistical basis. The Fund attempts to be fully invested at all times in the stocks that comprise the Index, Standard and Poor's Depositary Receipts ("SPDRs") and stock index futures as described below and, in any event, in the normal course of management, at least 80% of the Fund's net assets will be so invested. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Fund uses the Index as the standard performance comparison because it represents approximately 70% of the total market value of all United States common stocks and is well known to investors. An investment in the Fund involves risks similar to those of investing in common stocks.

The weightings of stocks in the Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. Because of this weighting, as of November 30, 1996, approximately 47.4% of the Index was composed of the 50 largest companies. Mellon Equity generally selects stocks for the Fund's portfolio in the order of their weightings in the Index beginning with the heaviest weighted stocks. With respect to the Fund's assets invested in the stocks in the Index, the percentage of such assets invested in each stock is approximately the same as the percentage it represents in the Index.

No attempt is made to manage the portfolio in the traditional sense using economic, financial and market analysis. The Fund is managed using a computer program to determine which stocks are to be purchased or sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund's portfolio because of changes in the composition of the Index, but such changes should be infrequent.

The Fund believes that the indexing approach described above is an effective method of substantially duplicating Index performance. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions of Fund shares. In the future, MML Trust's Board, subject to the approval of shareholders of the Fund, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

The Fund's ability to duplicate the performance of the Index also depends to some extent on the size of the Fund's portfolio and the size of cash flows into and out of the Fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the Fund's portfolio to the Index to the maximum practicable extent.

From time to time to increase its income, the Fund may lend securities from its portfolio. See "Appendix-- Investment Techniques." When the Fund has cash reserves, the Fund may invest in money market instruments consisting of U.S. Government securities, time deposits, certificates of deposit, bankers' acceptances, high-grade commercial paper, and repurchase agreements. See the Statement of Additional Information for a description of these instruments.

The Fund may invest in SPDRs, an investment intended to provide investment results that generally correspond to the price and yield performance of the Index, when, in the opinion of Mellon Equity, available cash balances would not otherwise allow the Fund to invest such cash balances in a manner which adequately corresponds to the Index. SPDRs represent an interest in the portfolio of S&P 500 stocks held by a unit investment trust, and SPDR holders are entitled to receive dividends which accrue to stocks held by the unit investment trust, less trust expenses. The Fund also may purchase stock index futures in anticipation of taking a market position when, in the opinion of Mellon Equity, available cash balances do not permit an economically efficient trade in the cash market. The Fund also may sell stock index futures to terminate existing positions it may have as a result of its purchases of stock index futures. Investments in stock index futures typically require greater available cash balances than do investments in SPDRs. See also "Investment Considerations and Risks" and "Appendix--Investment Techniques" below, and "Investment Objective and Management Policies" in the Statement of Additional Information.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the Index, which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the shareholders of the Fund into consideration in determining, composing or calculating the Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO

LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                  III. INVESTMENT CONSIDERATIONS AND RISKS

GENERAL--The Fund's net asset value per share should be expected to fluctuate. Investors should consider the Fund as a part of an overall investment program and should invest only if they are willing to undertake the risks involved. See "Investment Objective and Management Policies--Management Policies" in the Statement of Additional Information for a further discussion of certain risks.

EQUITY SECURITIES--Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

FOREIGN SECURITIES--Since the stocks of some foreign issuers are included in the Index, the Fund's portfolio may contain securities of such foreign issuers which may subject the Fund to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the securities of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise.

USE OF DERIVATIVES--The Fund may invest, to a limited extent, in derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset or index. The Derivatives the Fund may use include stock index futures. While Derivatives can be used effectively in furtherance of the Fund's investment objective, under certain market conditions, they can increase the volatility of the Fund's net asset value, can decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. See "Appendix-- Investment Techniques--Use of Derivatives" and "Investment Objective and Management Policies--Management Policies-- Derivatives" in the Statement of Additional Information.

NON-DIVERSIFIED STATUS--The classification of the Fund as "non-diversified" means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act"). A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.

                   IV. FUNDAMENTAL INVESTMENT RESTRICTIONS

For a description of fundamental investment restrictions that apply to the Fund, which may not be changed without a vote of a majority of the outstanding shares of the Fund, reference should be made to the Statement of Additional Information.

                               V. THE ADVISERS

MASSMUTUAL

MassMutual serves as investment manager of the Fund pursuant to an investment management agreement executed by MassMutual and MML Trust, on behalf of the Fund (the "Investment Management Agreement"). MassMutual is a registered investment adviser and is a mutual life insurance company organized in 1851 under the laws of The Commonwealth of Massachusetts. MassMutual is licensed to transact a life insurance business in all states of the United States, the District of Columbia and certain Provinces of Canada. At December 31, 1996, MassMutual, together with its subsidiaries, had total assets of approximately $55.7 billion and in excess of $130.8 billion in assets under management.

Under the Investment Management Agreement, MassMutual is authorized to engage in portfolio transactions on behalf of the Fund, subject to such general or specific instructions as may be given by the Board of Trustees of MML Trust.

MassMutual also acts as the transfer agent and the dividend paying agent. First Data Services Group, Inc. provides fund accounting services for the Fund.

The Investment Management Agreement provides that MassMutual will perform all administrative functions relating to the Fund and will bear all expenses of the Fund except: (1) taxes and corporate fees payable to government agencies; (2) brokerage commissions and other capital items payable in connection with the purchase or sale of the Fund investments; (3) interest on account of any borrowings by the Fund; (4) fees and expenses of MML Trustees of MML Trust who are not interested persons, as defined in the 1940 Act, of the Advisers or MML Trust; (5) fees and expenses of MML Trust's Advisory Board Members; (6) fees of the Fund's independent certified public accountants; and
(7) any required trademark licensing fees.

For providing the services described above, MassMutual is paid a quarterly fee at the annual rate of [.40% of the first $100,000,000 of the average daily net asset value of the Fund; .38% of the next $150,000,000 and .36% of any net assets thereafter.] MassMutual has agreed to bear expenses of the Fund (other than the management fee, interest, taxes, any required trademark licensing fees, custodial fees (which will be paid by Mellon Equity as described below), brokerage commissions and extraordinary expenses) in excess of .11% of average daily net asset value through April 30, 1998. The imposition of the Fund's management fee, as well as other operating expenses, will have the effect of reducing shareholders' return and will affect the ability of the Fund to track the Index exactly.

The Investment Management Agreement between MassMutual and the Fund automatically terminates: (1) unless its continuance is specifically approved at least annually by the affirmative vote of a majority of the Board of Trustees of MML Trust, which affirmative vote shall include a majority of the members of the Board who are not interested persons (as defined in the 1940 Act) of the Advisers or of MML Trust, or (2) upon its assignment. Under the terms of the Investment Management Agreement, the Fund recognizes MassMutual's control of the initials "MML" and the Fund agrees that its right to use these initials is non-exclusive and can be terminated by MassMutual at any time. Under the agreement, MassMutual's liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of such obligations and duties.

MELLON EQUITY

Pursuant to an investment sub-advisory agreement (the "Sub-Advisory Agreement") with MassMutual, Mellon Equity, located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, serves as the Fund's investment sub-adviser, providing day-to-day management of the Fund's investments. Mellon Equity, a registered investment adviser formed in 1987, became a Pennsylvania Business Trust as of December 31, 1991 and is an indirect wholly-owned subsidiary of Mellon Bank Corporation. As of December 31, 1996, Mellon Equity and its employees managed approximately $11 billion and served as the investment adviser or sub-adviser of 9 other investment companies.

Mellon Bank Corporation is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon Bank Corporation provides a comprehensive range of financial products and services in domestic and selected international markets. Through its subsidiaries, Mellon Bank Corporation managed more than $226 billion in assets as of September 30, 1996, including approximately $65 billion in proprietary mutual fund assets.

The Sub-Advisory Agreement provides that MassMutual will pay Mellon Equity a monthly fee equal at an annual rate of [.09% of the first $100,000,000 of the average daily net asset value of the Fund; .07% of the next $150,000,000; and
 .05% on any assets thereafter.] Pursuant to the Sub-Advisory Agreement, Mellon Equity has agreed that so long as it is the sole investment sub-adviser to the Fund, Mellon Equity shall pay the fees for the custody services for the Fund which will be provided by Boston Safe Deposit and Trust Company (which is an indirect subsidiary of Mellon Bank Corporation).

The Sub-Advisory Agreement between MassMutual and Mellon Equity automatically terminates: (1) unless its continuance is specifically approved at least annually by the affirmative vote of a majority of the Board of Trustees of MML Trust, which affirmative vote shall include a majority of the members of the Board who are not interested persons (as defined in the 1940 Act) of the Advisers or of MML Trust; (2) upon its assignment; or (3) upon the termination of the Investment Management Agreement. Under the terms of the Sub-Advisory Agreement, Mellon Equity's liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of such obligations and duties.

The Sub-Advisory Agreement acknowledges that when purchase or sale of securities of the same issuer is suitable for the Fund and one or more other investment companies or accounts managed by Mellon Equity which attempt to track an equity index, such purchases or sales may and normally will be combined, to the extent practicable, and will be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold for each. In determining the amounts to be purchased or sold, the main factors to be considered will be the investment objectives of the respective portfolios, the relative size of portfolio holdings of the same or comparable security, availability of cash for investment by the various portfolios and the size of their respective investment commitments. Mellon Equity believes that the ability of the Fund to participate in larger volume transactions will, in most cases, produce better execution for the Fund. In some cases, however, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. It is the opinion of MML Trust's management that such execution advantage and the desirability of retaining Mellon Equity as index manager of the Fund outweigh the disadvantages, if any, which might result from this procedure.

In allocating brokerage transactions for the Fund, Mellon Equity seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, Mellon Equity may consider, among other things, the sale of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. Mellon Equity will not consider the provision of brokerage or research services (as such term is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in allocating brokerage transactions for the Fund. See "Portfolio Transactions" in the Statement of Additional Information.

                             VI. CAPITAL SHARES

MML Trust is a "series" company which is authorized to issue an unlimited number of shares in separate series of the same class. To date, shares of five separate series have been authorized, one of which constitutes the interests in the Fund. Under MML Trust's Declaration of Trust, however, the Board of Trustees is authorized to create new series without the necessity of a vote of shareholders of MML Trust. Each share of a particular series represents an equal proportionate interest in that series with each other share of the same series, none having priority or preference over another. Each series shall be preferred over all other series in respect of the assets allocated to that series. Each share of a particular series is entitled to a pro rata share of any distributions declared by that series and, in the event of liquidation, a pro rata share of the net assets of that series remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive, conversion or subscription rights.

MML Trust is not required to hold annual meetings of shareholders. Special meetings may be called for purposes such as electing Trustees, voting on management agreements, and with respect to such additional matters relating to MML Trust as may be required by MML Trust's Declaration of Trust and the 1940 Act. Shareholders holding 10% of the shares of MML Trust may call a meeting to be held to consider removal of Trustees. On any matter submitted to shareholders, shares of each series entitle their holder to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset values of the series' shares. On any matters submitted to a vote of shareholders, all shares of MML Trust then entitled to vote shall be voted by individual series, except that (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (ii) when the Trustees have determined that any matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholder inquiries should be made by contacting the Secretary, MML Series Investment Fund, 1295 State Street, Springfield, Massachusetts 01111.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of MML Trust. However, MML Trust's Declaration of Trust disclaims liability of the shareholders, MML Trustees, or officers of MML Trust for acts or obligations of MML Trust, which are binding only on the assets and property of MML Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by MML Trust or MML Trustees. MML Trust's Declaration of Trust provides for indemnification out of MML Trust property for all loss and expense of any shareholder held personally liable for the obligations of MML Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and MML Trust itself would be unable to meet its obligations.

                            VII. NET ASSET VALUE

The net asset value of the Fund's shares is determined once daily as of the normal close of trading on the New York Stock Exchange (presently 4:00 p.m.) on each day on which the Exchange is open for trading.

Generally, the Fund values portfolio securities on the basis of market value. For example, equity securities, including those traded on national securities exchanges, the NASDAQ national market system, or over-the-counter securities not so listed, are valued by one or more pricing services, as authorized by the Board of Trustees of MML Trust. Normally, the values are based upon the last reported sale price of the security. Debt obligations with less than one year but more than sixty days to maturity are valued on the basis of their market value. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost when the Board of Trustees of MML Trust believes that amortized cost approximates market value. Futures contracts are valued based on market prices unless such prices do not reflect the fair value of the contract, in which case they will be valued by or under the direction of the Board of Trustees of MML Trust. In all other cases, assets will be valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

                     VIII. SALE AND REDEMPTION OF SHARES

The shares of the Fund are sold at their net asset value as next computed after receipt of the purchase order, without the addition of any selling commission or "sales load."

The Fund redeems its shares at their net asset value as next computed after receipt of the request for redemption. The redemption price for shares of the Fund may be more or less than the shareholder's cost. No fee is charged on redemption.

Redemption payments will be made within seven days after receipt of the written request therefor by MML Trust, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations.

                               IX. TAX STATUS

It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Regulations issued under Internal Revenue Code Section 817(h) require the Fund to be adequately diversified in order for a variable life insurance contract funded by the Fund to receive favorable tax treatment as a life insurance contract. Among other requirements, the regulations limit the

Fund's investment in a single issuer to 55% of its assets; while this requirement applies to U.S. Government securities, each government agency or instrumentality is treated for this purpose as a separate issuer. The Fund intends to comply with these diversification requirements. For further information, see the Statement of Additional Information.

Tax consequences to investors in the separate investment accounts which are invested in the Fund are described in the prospectuses for such accounts.

                X. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund intends to declare capital gain and ordinary income dividends and to distribute such dividends in a manner designed to avoid a 4% excise tax on undistributed regulated investment company income imposed by the Tax Reform Act of 1986. Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at net asset value on the day after the record date for the distribution, at the option of the shareholder.

                         XI. INVESTMENT PERFORMANCE

The Fund may from time to time advertise certain investment performance figures. These figures are based on historical returns and are not intended to indicate future performance.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining, over a period of time which will be stated in the advertisement, the average annual compounded rate of return that an investment in the Fund earned over that period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time (which period will be stated in the advertisement), assuming reinvestment of all distributions. Total return differs from holding period return principally in that total return is an average annual figure while holding period return is an aggregate figure for the entire period. This performance information for the Fund may also be compared to the Index.

These investment performance figures may be of limited use for comparative purposes because they do not reflect charges imposed by the separate investment accounts invested in the Fund which, if included, would decrease the performance figures. For more information about calculation of the investment performance of the Fund, see the Statement of Additional Information.

                        XII. MANAGEMENT OF MML TRUST

The affairs of MML Trust are generally supervised by its Board of Trustees and officers. As stated previously, MassMutual acts as investment manager of the Fund and Mellon Equity is the sub-adviser to the Fund. In those capacities MassMutual and Mellon Equity are part of the management of MML Trust. For more information concerning the management of MML Trust, reference should be made to the Statement of Additional Information.

The name MML Series Investment Fund is the designation of MML Trustees under an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of, any of MML Trustees, shareholders, officers, employees or agents of such Trust, but MML Trust's property only shall be bound.

                                   APPENDIX

                             INVESTMENT TECHNIQUES


BORROWING MONEY--The Fund is permitted to borrow money only for temporary or emergency purposes, in an amount up to 5% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

USE OF DERIVATIVES--The Fund may invest in the types of Derivatives enumerated under "Description of the Fund--Investment Considerations and Risks--Use of Derivatives." These instruments and certain related risks are described more specifically under "Investment Objective and Management Policies--Management Policies--Derivatives" in the Statement of Additional Information.

Although the Fund will not be a commodity pool, Derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in certain derivatives. The Fund may invest in stock index futures contracts for hedging purposes without limit. However, the Fund may not invest in such contracts for other purposes if the sum of the amount of initial margin deposits, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized gains and unrealized losses on such contracts.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")--The Fund may invest in SPDRs when, in the opinion of Mellon Equity, available cash balances would not otherwise allow the Fund to invest such cash balances in a manner which adequately corresponds to the Index. Investments in SPDRs typically require less available cash balances than do investments in stock index futures.

SPDRs represent an interest in the portfolio of S&P 500 stocks held by a unit investment trust. SPDRs trade on the American Stock Exchange and may be bought and sold like common stock at any time during the trading day. An investment in SPDRs is intended to provide investment results that generally correspond to the price and yield performance of the Index.

LENDING PORTFOLIO SECURITIES--The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions desiring to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and income on the loaned securities' collateral. Loans of portfolio securities may not exceed 10% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least

                                      A1

100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

                                       A2

                             MML EQUITY INDEX FUND

                               1295 State Street
                       Springfield, Massachusetts  01111
                           _________________________

                               INVESTMENT MANAGER

                           MASSACHUSETTS MUTUAL LIFE
                               INSURANCE COMPANY

                               1295 State Street
                       Springfield, Massachusetts 01111

                             INVESTMENT SUB-ADVISER

                            MELLON EQUITY ASSOCIATES

                                500 Grant Street
                                   Suite 3700
                         Pittsburgh, Pennsylvania 15258

                            INDEPENDENT ACCOUNTANTS

                            COOPERS & LYBRAND L.L.P.

                               2300 BayBank Tower
                       Springfield, Massachusetts 01101

                                   CUSTODIAN

                            BOSTON SAFE DEPOSIT AND
                                 TRUST COMPANY

                                One Boston Place
                          Boston, Massachusetts 02108
                          ___________________________

For use with MassMutual Variable Life Separate Account I and MML Bay State Variable Life Separate Account I.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this Prospectus.

                                                        Rule 485(a)(2)
                                                        Registration No. 2-39334
                                                        File No. 811-2224



                             MML EQUITY INDEX FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MML EQUITY INDEX FUND DATED MAY 1, 1997 (THE "PROSPECTUS"), A SERIES OF MML SERIES INVESTMENT FUND. THE PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM THE SECRETARY, MML SERIES INVESTMENT FUND, 1295 STATE STREET, SPRINGFIELD, MASSACHUSETTS 01111.

                               DATED MAY 1, 1997

                               TABLE OF CONTENTS

GENERAL INFORMATION............................................. 3

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES.................... 3

INVESTMENT RESTRICTIONS......................................... 7

MANAGEMENT OF MML TRUST......................................... 8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............16

INVESTMENT MANAGEMENT AND OTHER SERVICES........................16

PORTFOLIO TRANSACTIONS..........................................17

CAPITAL SHARES..................................................19

PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED....19

TAX STATUS......................................................20

CERTAIN TAX AND ACCOUNTING INFORMATION..........................22

INVESTMENT PERFORMANCE..........................................22

INDEPENDENT AUDITORS............................................23

COUNSEL.........................................................23

APPENDIX........................................................A1

                           I.    GENERAL INFORMATION

MML Equity Index Fund (the "Fund") is one of five separate series of shares of MML Series Investment Fund ("MML Trust"). MML Trust is a no-load, open-end management investment company that was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by MassMutual and life insurance company subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public but solely to separate investment accounts established by MassMutual and its life insurance company subsidiaries, including MML Bay State Life Insurance Company ("MML Bay State"). MML Trust was formed as a voluntary association of the type known as a "business trust" organized under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time (the "Declaration of Trust").

MassMutual is responsible for providing all investment advisory, management, and administrative services needed by the Fund pursuant to an investment management agreement. MassMutual has entered into an investment sub-advisory agreement with Mellon Equity Associates ("Mellon Equity"), which provides that Mellon Equity will serve as the Fund's investment sub-adviser, providing day-to-day management of the Fund's investments. Both MassMutual and Mellon Equity are registered with the Securities and Exchange Commission (the "SEC") as investment advisers under the Investment Advisers Act of 1940, as amended (MassMutual and Mellon Equity are referred to hereinafter collectively as the "Advisers").

              II.    INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The following information supplements and should be read in conjunction with the discussion of the Fund's investment objective, techniques and policies described in the Prospectus. The fundamental investment objective and investment restrictions of the Fund (as described in the Prospectus and below) may not be changed without a vote of a majority of the Fund's outstanding shares. A "majority of the outstanding shares" of the Fund means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting of the shareholders if more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. All other investment policies and techniques of the Fund may be changed by the Board of Trustees of MML Trust without a vote of shareholders. For example, such other policies and techniques include investment in new types of hedging programs which may be devised in the future, or which are presently in disuse but may become more prominent in the future, and minor changes in investment policies which may be made in response to changes in regulatory requirements which are reflected in the present policies of the Fund. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). There is no assurance that the investment objective of the Fund will be realized.

In managing its portfolios of investments, the Fund may purchase various securities, investment related instruments and make use of various investment techniques, including those described below.

OTHER PORTFOLIO SECURITIES

Money Market Instruments.  The Fund may invest, in the circumstances described
-------------------------
under "MML Equity Index Fund-Management Policies" in the Fund's Prospectus, in the following types of money market instruments.

     U.S. Government Securities -- Securities issued or guaranteed by the U.S.
     --------------------------
Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations from the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support for such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

     Repurchase Agreements -- In a repurchase agreement, the Fund buys, and the
     ---------------------
seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. However, if the Seller defaults, the Fund may realize a loss on the sale of the underlying security. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying securities to the seller's estate.

     Bank Obligations -- The Fund may purchase certificates of deposit, time
     ----------------
deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instruments upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     Commercial Paper -- Commercial paper consists of short-term, unsecured
     ----------------
promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P"), a division of The McGraw-Hill Companies, Inc., (b) issued by companies having an outstanding unsecured debt issue currently rated at least Aa by Moody's or at least AA-by S&P, or (c) if unrated, determined by Mellon Equity to be of comparable quality to those rated obligations which may be purchased by the Fund.

MANAGEMENT POLICIES

Lending Portfolio Securities.  In connection with its securities lending
-----------------------------
transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of cash collateral received for securities loaned.

     The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

Derivatives.  The Fund may invest in Derivatives (as defined in the Prospectus)
------------
in anticipation of taking a market position when, in the opinion of Mellon Equity, available cash balances do not permit an economically efficient trade in the cash market. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed.

     Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Fund's performance.

     Investments in Derivatives may lower the Fund's return or result in a loss. The Fund also could experience losses if its Derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

Stock Index Futures.  A stock index future obligates the Fund to pay or receive
--------------------
an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day. The Fund purchases and sells futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     Using futures in anticipation of market transactions involves certain risks. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, the price of stock index futures may not correlate perfectly with the movement in the stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, the use of stock index futures may not result in a successful hedging transaction.

     In connection with its futures transactions, the Fund may be required to establish and maintain at its custodian bank or a registered futures commission merchant a segregated account consisting of cash or high quality money market instruments in an amount equal to the market value of the underlying commodity less any amount deposited as margin.

Standard & Poor's Depositary Receipts ("SPDRs").  The Fund may invest in SPDRs
-----------------------------------------------
when, in the opinion of Mellon Equity, available cash balances would not otherwise allow the Fund to invest in such cash balances in a manner which adequately corresponds to the Index. Investments in SPDRs typically require less available cash balances than do investments in stock index futures.

     SPDRs represent an interest in the portfolio of S&P 500 stocks held by a unit investment trust. SPDRs trade on the American Stock Exchange and may be bought and sold like common stock at any time during the trading day. An investment in SPDRs is intended to provide investment results that generally correspond to the price and yield performance of the Index.

                        III.    INVESTMENT RESTRICTIONS

The following is a description of certain restrictions on investments of the Fund which may not be changed without a vote of a majority of the outstanding shares of the Fund.

The Fund will not:

     1. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and except that the Fund may deposit and maintain funds with its custodian or brokers as margin in connection with its use of financial futures contracts;

     2. Purchase commodities or commodity contracts, except to the extent that the Fund may enter into futures contracts, as described in the Prospectus and this Statement of Additional Information;

     3. Borrow money or pledge, mortgage or hypothecate its assets, except as described in the Fund's Prospectus and the Statement of Additional Information and in connection with entering into futures contracts. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Fund's assets.

     4. Act as an underwriter of securities of other issuers or purchase securities subject to restrictions on disposition under the Securities Act of 1933 (so-called "restricted securities"). The Fund may not enter into repurchase agreements providing for settlement in more than seven days or purchase securities which are not readily marketable, if, in the aggregate. more than 10% of the value of the Fund's net assets would be so invested. The Fund will not enter into time deposits maturing in more than seven days and time deposits maturing from two business through seven calendar days will not exceed 10% of the Fund s total assets.

     5.  Write, purchase or sell puts, calls or combinations thereof;

     6. Make loans to any officer, Trustee or employee of the Trust or to any officer, director or employee of MassMutual, or to MassMutual;

     7. Purchase or sell real estate or interests in real estate, although the Fund may purchase and sell marketable securities secured by, or of companies investing or dealing in, real estate;

     8. Purchase securities of investment companies except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

     9. Invest more than 25% of its assets in investments in any particular industry or industries (including banking), except to the extent the Index also is so concentrated.

     10. Make loans, except through the acquisition of bonds, debentures, notes, commercial paper, bankers' acceptances or other evidences of indebtedness in which the Fund is authorized to invest. However, the Fund may lend portfolio securities with respect to not more than 10% of the total assets of the Fund taken at current value.

     11. Issue senior securities, except to evidence borrowings permitted by investment restriction (3) described above.

     In addition to the investment restrictions adopted as fundamental policies set forth above, the Fund operates with certain non-fundamental policies which may be changed by vote of a majority of the Board members at any time. The Fund may not sell securities short, but reserves the right to sell securities short against the box. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                        IV.    MANAGEMENT OF MML TRUST

MML Trust has a Board of Trustees, a majority of whom are not "Interested Persons" as defined in the 1940 Act. The Board of Trustees has established an Advisory Board that has advisory functions only as to investments made by MML Trust. Trustees of MML Trust, members of the Advisory Board, and principal officers of MML Trust are listed below together with information on their age, address, positions with MML Trust, principal occupations during the past five years and other principal business affiliations.

GARY E. WENDLANDT*                Chairman and Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 46

     Chief Investment Officer (since 1993) and Executive Vice President, MassMutual; Chairman and Chief Executive Officer, MassMutual Institutional Funds; Chairman (since 1995), President (1983-1995) and Trustee, MassMutual Corporate Investors; Chairman (since 1995), President (1988-1995) and Trustee, MassMutual Participation Investors; Chairman (since 1996), Antares Leveraged Capital Corp. (finance company); Chairman, HYP Management, Inc. (managing members of MassMutual High Yield Business Partners LLC) and MMHC Investment, Inc. (investor in MassMutual High Yield Partners LLC); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); President and Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); President and Chief Executive Officer (1994-1996), Director (1992-1996), Concert Capital Management, Inc. (wholly-owned investment advisory subsidiary of MassMutual Holding Company); Director, Oppenheimer Acquisition Corporation (investment advisory holding company); Supervisory Director, MassMutual/Carlson CBO N.V. Inc. (collateralized bond fund); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Chairman (since 1994) and Director (since 1993), MML Realty Management Corporation; Chairman (since 1994), Chief Executive Officer (1994-1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Trust); Director, Merrill Lynch Derivative Products, Inc.; Chairman (1994-1995) and Director (1993-1995), MML Real Estate Corporation.

RONALD J. ABDOW                        Trustee of MML Trust
1400 Elm Street
West Springfield, MA 01089
Age: 65

     President, Abdow Corporation (operator of restaurants); General Partner, Grove Investment Group (apartment building syndicator); Trustee, Abdow G&R Trust and Abdow G&R Co. (owners and operators of restaurant properties); Partner, Abdow Partnership, Abdow Auburn Associates, and Abdow Hazard Associates (owners and operators of restaurant properties); Trustee (since
     1994), MassMutual Institutional Funds (open-end investment company).

______________________________

* Trustee who is an "interested person" of MML Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

MARY E. BOLAND                    Trustee of MML Trust
67 Market Street
Springfield, MA 01102
Age: 57

     Attorney at Law, Egan, Flanagan and Cohen, P.C. (law firm), Springfield, MA; Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

RICHARD G. DOOLEY*                     Vice Chairman and Trustee of MML Trust
1295 State Street
Springfield, Massachusetts
Age: 67

     Consultant (since 1993), Executive Vice President and Chief Investment Officer (1978-1993), MassMutual; Director (since 1996), Investment Technology Group, Inc.; Director, The Advest Group, Inc. (financial services holding company), Hartford Steam Boiler Inspection and Insurance Co., New England Education Loan Marketing Corporation; Trustee, Kimco Realty Corp. (shopping center ownership and management); Director (since
     1993), Jefferies Group, Inc. (financial services holding company); Director and Vice President, Oppenheimer Acquisition Corporation (investment advisory holding company); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company); Vice Chairman (since 1995), Chairman (1982-1995), MassMutual Corporate Investors, and Vice Chairman (since
     1995), Chairman (1988-1995), MassMutual Participation Investors (closed-end investment companies); Director (1992-1995), Chairman (1982-1992) Concert Capital Management, Inc. (an indirect investment advisory subsidiary of MassMutual); Director (1993-1995), Luxonen S.A. (Swedish investment fund); Supervisory Director (1991-1995), MassMutual/Carlson CBO N.V. Inc. (collateralized bond fund); Director (1984-1993), MML Real Estate Corporation (real estate management subsidiary of MassMutual Holding Company) and MML Realty Management Corporation (subsidiary of MassMutual Holding Company to manage real estate projects).

______________________________

* Trustee who is an "interested person" of MML Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

F. WILLIAM MARSHALL, JR.           Trustee of MML Trust
1441 Main Street
Springfield, MA 01102-3034
Age: 55

     President, Chief Executive Officer and Director (since 1993), SIS Bank (formerly, Springfield Institution for Savings); Chairman and Chief Executive Officer (1990-1993), Bank of Ireland First Holdings, Inc. and First New Hampshire Banks; Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

CHARLES J. MCCARTHY                Trustee of MML Trust
181 Eton Road
Longmeadow, MA 01106
Age: 73

     Proprietor, Synectics Financial Company (venture capital activities, business consulting and investments); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

JOHN H. SOUTHWORTH                 Trustee of MML Trust
195 Eton Road
Longmeadow, MA 01106
Age: 69

     Chairman (since 1993) and President (1984-1992), Southworth Company (manufacturer of paper and calendars); Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

RICHARD H. AYERS                   Advisory Board Member
1000 Stanley Drive
New Britain, CT 06053
Age: 54

     Adviser to Chairman (since 1997), Chairman and Chief Executive Officer (1989-1996) and Director (since 1985), The Stanley Works (manufacturer of tools, hardware and specialty hardware and specialty hardware products); Director (since 1986), Southern New England Telecommunications Corp.; Director, (since 1988) Perkin-Elmer Corp.; Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

DAVID E. A. CARSON                  Advisory Board Member
850 Main Street
Bridgeport, CT 06604
Age: 62

     President and Chief Executive Office, People's Bank; Director, United Illuminating Co.; Trustee, American Skandia Trust (open-end investment company); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

RICHARD W. GREENE                   Advisory Board Member
University Of Rochester
Rochester, NY 14627
Age: 61

     Executive Vice President and Treasurer (since 1986), University of Rochester (private university); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

BEVERLY C. L. HAMILTON              Advisory Board Member
515 South Flower Street
Los Angeles, CA 90071
Age: 50

     President, ARCO Investment Management Co.; Vice President, Atlantic Richfield Company; Director (since 1992), Connecticut Natural Gas; Director, Emerging Markets Growth Fund (closed-end investment company); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

STUART H. REESE                     President of MML Trust
1295 State Street
Springfield, MA 01111
Age:  41

     Executive Director (since 1997) Senior Vice President (1993-1997), MassMutual; President (since 1995), Executive Vice President (1993-1995), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Director (since 1996), Antares Leveraged Capital Corp. (finance company); President and Director (since 1996), HYP Management Inc. (managing member of MassMutual High Yield Partners LLC), and MMHC Investment Inc. (investor in MassMutual High Yield Partners LLC); President (since 1995), MassMutual Institutional Funds (open-end investment company); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Supervisory Director (since

     1994), MassMutual/Carlson CBO N.V. Inc. (collateralized bond fund); Director (since 1994), Pace Industries (aluminum die caster); Vice President and Managing Director (1990-1992), Capital Markets Group of Aetna Life & Casualty Company; Chairman and President (1990-1993), Aetna Financial Services, Inc.

HAMLINE C. WILSON                   Vice President and Chief Financial
1295 State Street                        Officer of MML Trust
Springfield, MA 01111
Age: 59

     Senior Managing Director (since 1996), Vice President and Managing Director (1989-1996), MassMutual; Vice President and Chief Financial Officer (since
     1994), MassMutual Institutional Funds (open-end investment company), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Investment Officer (since 1992), Vice President (1983-1992), Concert Capital Management, Inc.

STEPHEN L. KUHN                     Vice President and Secretary
1295 State Street                        of MML Trust
Springfield, MA 01111
Age: 50

     Vice President and Associate General Counsel, MassMutual; Vice President and Secretary, MassMutual Institutional Funds, MassMutual Participation Investors and MassMutual Corporate Investors; President, MassMutual/Carlson CBO N.V. Inc. (collateralized bond fund); Assistant Secretary (since 1996), Antares Leveraged Capital Corp.; Chief Legal Officer and Assistant Secretary (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Assistant Clerk (1994-1996), Chief Legal Officer (1993-1996), and Clerk (1992-1994), Concert Capital Management, Inc.

MARY E. WILSON                      Senior Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 43

     Senior Managing Director (since 1996), Vice President and Managing Director (1991-1996), MassMutual; Senior Vice President (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (investor in MassMutual High Yield Partners LLC); Vice President, MassMutual Participation Investors; Vice President (since
     1992), MassMutual Corporate Investors; Vice President (1991-1995) Oppenheimer Investment Grade Bond Fund.

NANCY S. MUISE                      Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 47

     Second Vice President, MassMutual.

RAYMOND B. WOOLSON                  Treasurer of MML Trust
1295 State Street
Springfield, MA 01111
Age: 38

     Managing Director (since 1996), Second Vice President (1992-1996), Director/Fund Account Administration (1989-1992), MassMutual; Treasurer, MassMutual Corporate Investors, MassMutual Participation Investors and MassMutual Institutional Funds; Second Vice President (since 1994), MassMutual Holding Company; Vice President and Chief Financial Officer (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment Inc. (investor in Mass Mutual High Yield Partners LLC).

MARK ACKERMAN                       Comptroller of MML Trust
1295 State Street
Springfield, Ma 01111
Age: 31

     Investment Director (since 1994), Associate Director (1990-1994), MassMutual; Associate Treasurer (since 1995), MassMutual Participation Investors and MassMutual Corporate Investors; Associate Treasurer (since
     1995), MassMutual Institutional Funds (open-end investment company).

The Trustees and officers of MML Trust named above, as a group, own less than one percent of the shares of both the Trust and the Fund.

MML Trust's Declaration of Trust provides that MML Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with MML Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of MML Trust or that such indemnification would relieve any Trustee or officer of any liability to MML Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The following table discloses actual compensation paid to non-interested Trustees during the 1996 fiscal year and members of the Advisory Board. MML Trust paid no compensation to any of its officers. MML Trust has no pension or retirement plan, but does have a deferred compensation plan. One Trustee elected in 1994 to receive these benefits over a three year period, beginning in 1994 when he became 67 years old. All of the non-interested Trustees and the members of the Advisory Board also serve as Trustees of one other investment company managed by MassMutual.

                              COMPENSATION TABLE
                FOR THE FISCAL YEAR COMPLETED DECEMBER 31, 1996

                                                                             TOTAL
                                                 DEFERRED      ESTIMATED   COMPEN-
                                 AGGREGATE     COMPENSATION     ANNUAL      SATION
                                  COMPEN-     PLAN BENEFITS    BENEFITS      FROM
                                SATION FROM     ACCRUED AS       UPON        MML
        NAME/POSITION            MML TRUST     PART OF MML     RETIRE-    TRUST AND
                                              TRUST EXPENSES     MENT        FUND
                                                                           COMPLEX
====================================================================================
RONALD J. ABDOW, TRUSTEE            $16,000         N/A           N/A        $16,000
------------------------------------------------------------------------------------
MARY E. BOLAND, TRUSTEE            $16,000*         N/A           N/A       $16,000*
------------------------------------------------------------------------------------
WILLIAM F. MARSHALL, TRUSTEE        $11,333         N/A           N/A        $11,333
------------------------------------------------------------------------------------
CHARLES J. MCCARTHY, TRUSTEE        $17,000         N/A           N/A        $17,000
------------------------------------------------------------------------------------
JOHN H. SOUTHWORTH, TRUSTEE         $17,000       $2,310        $39,245      $58,555
------------------------------------------------------------------------------------
RICHARD H. AYERS,                   $ 4,000         N/A           N/A         $4,000
ADVISORY BOARD MEMBER
------------------------------------------------------------------------------------
DAVID E.A. CARSON,                  $ 4,000         N/A           N/A         $4,000
ADVISORY BOARD MEMBER
------------------------------------------------------------------------------------
RICHARD W. GREENE,                  $ 4,000         N/A           N/A         $4,000
ADVISORY BOARD MEMBER
------------------------------------------------------------------------------------
BEVERLY C. L. HAMILTON,             $ 4,000         N/A           N/A         $4,000
ADVISORY BOARD MEMBER
====================================================================================

----------------
*$8,000 of this amount was paid by MassMutual.

     V. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Upon the consummation of the offering contemplated hereby, MassMutual and MML Bay State will be the owners of record of all of the outstanding shares of the Fund and could be deemed to control the Fund. However, certain owners of variable life insurance contracts that depend upon the investment performance of the Fund will have the right to instruct MassMutual and MML Bay State as to how shares of the Fund deemed attributable to their contracts shall be voted. MassMutual and MML Bay State generally are required to vote shares attributable to such contracts but for which no instructions were received, in proportion to those votes for which instructions were received. MassMutual's address is 1295 State Street, Springfield, Massachusetts 01111. MML Bay State's address is 1295 State Street, Springfield, Massachusetts 01111.

        VI. INVESTMENT MANAGEMENT AND OTHER SERVICES

MassMutual serves as investment manager of the Fund pursuant to an investment management agreement between MassMutual and MML Trust on behalf of the Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, MassMutual is authorized to engage in portfolio transactions on behalf of the Fund, subject to such general or specific instructions as may be given by the Board of Trustees of MML Trust. The Investment Management Agreement also provides that MassMutual will perform all administrative functions relating to the Fund and will bear all expenses of the Fund except: (1) taxes and corporate fees payable to government agencies; (2) brokerage commissions and other capital items payable in connection with the purchase or sale of the Fund's investments;
(3) interest on account of any borrowings by the Fund; (4) fees and expenses of Trustees of MML Trust who are not interested persons, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Advisers or MML Trust; (5) fees and expenses of the MML Trust's Advisory Board Members; (6) fees of the Fund's independent certified public accountants; and (7) any required trademark licensing fees. Under the Investment Management Agreement, the Fund pays MassMutual a quarterly fee based on the average daily net assets of the Fund at the annual rate of [.40% of the first $100,000,000 of average daily net asset value of the Fund; .38% of the next $150,000,000 and .36% of any net assets thereafter.]

The Investment Management Agreement with the Fund may be terminated by the Board of Trustees of MML Trust, or by vote of a majority of the outstanding shares of the Fund, or by MassMutual. Such termination requires 60 days' written notice to be given and may be effected without the payment of any penalty. In addition, such agreement automatically terminates: (1) unless its continuance is specifically approved at least annually by the affirmative vote of a majority of the Board of Trustees of MML Trust, which affirmative vote shall include a majority of the members of the Board who are not interested persons (as defined in the Investment Company Act of 1940 as amended) of the Advisers or of MML Trust, or (2) upon its assignment.

The Investment Management Agreement also provides that its continuance will be submitted to the shareholders of the Fund in the event the use of the initials "MML" is withdrawn from the Fund by MassMutual.

As permitted by the Investment Management Agreement, MassMutual has entered into an investment sub-advisory agreement with Mellon Equity (the "Sub-Advisory Agreement") whereby Mellon Equity agreed to serve as the Fund's investment sub-adviser, providing day-to-day management of the Fund's investments. MassMutual is ultimately responsible for providing investment advice to the Fund and will continue to provide administrative and non-investment advisory services to the Fund. For the investment advisory services Mellon Equity provides with respect to the Fund, MassMutual pays Mellon Equity a monthly fee equal to an annual rate of [.09% of the first $100,000,000 of the average daily net asset value of the Fund; .07% of the next $150,000,000 and .05% on net any assets thereafter.] The Sub-Advisory Agreement will terminate automatically upon its assignment or upon the termination of the Investment Management Agreement by Mellon Equity upon 90 days' written notice or by the Fund or MassMutual upon 60 days' written notice or by liquidation of the Fund.

As of December 31, 1991 Mellon Equity Associates became a Pennsylvania Business Trust. Mellon Bank N.A. holds a 99% beneficial interest in Mellon Equity and provides accounting services, record keeping and marketing services to Mellon Equity. MMIP, Inc. holds a 1% beneficial interest in Mellon Equity. Mellon Equity is also an indirect wholly-owned subsidiary of Mellon Bank Corporation.

Boston Safe Deposit and Trust Company, an indirect subsidiary of Mellon Bank Corporation, acts as Custodian to the Fund. Boston Safe Deposit and Trust Company is located at One Boston Place, Boston, Massachusetts 02108. Under its Custody Agreement with the Fund, Boston Safe Deposit and Trust Company holds the Fund's portfolio securities and keeps all necessary accounts and records. Pursuant to the Sub-Advisory Agreement, the Custodian's fees for its services to the Fund will be paid by Mellon Equity.

First Data Investor Services Group, Inc., located at 4400 Computer Drive, Westborough, Massachusetts 01581 will provide fund accounting services for the Fund.

                         VII. PORTFOLIO TRANSACTIONS

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. The Fund's Investment Management Agreement with MassMutual provides that MassMutual will follow such practices in placing portfolio transactions for the Fund as may from time to time be set forth in its Prospectus or specified by the Board of Trustees of MML Trust. Consistent with this agreement, the present policy of the Fund and the Advisers is that the Advisers, in placing brokerage transactions for the Fund, are to seek best execution by responsible brokerage firms at reasonably competitive commission rates. Mellon Equity will not consider the provision of brokerage research services (as such term is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in allocating brokerage transactions for the Fund.

By virtue of the Sub-Advisory Agreement, Mellon Equity is subject to the same rights, obligations and procedures that apply to MassMutual pursuant to its Investment Management Agreement with the Fund. Mellon Equity assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Mellon Equity. The primary consideration is to obtain executions at the most favorable and reasonable commission rates in relation to the benefits received. Mellon Equity attempts to achieve these results by choosing brokers to execute transactions based on (1) their professional capabilities (including use of capital, clearance, and settlement procedures, and participation in underwritings and corporate finance issues), (2) the value and quality of their services, and (3) the comparative brokerage commission rates which they offer.

Portfolio turnover will result from changes in the composition of the Index and from purchases and redemptions of Fund shares and the reinvestment of Fund dividends. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by Mellon Equity based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees of MML Trust.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker, to the extent and in the manner permitted by applicable law. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

Except in the case of equity securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased from or sold to dealers serving as market makers for the securities at a net price. The Fund may purchase securities directly from the issuer. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchase and sale orders of the securities held by the Fund may be combined with those of other investment companies and accounts which attempt to track an equity index that Mellon Equity manages, and for which it has brokerage placement authority, in the interest of seeking the best overall terms. When Mellon Equity determines that a particular security should be bought or sold for the Fund and other accounts managed by Mellon Equity, Mellon Equity undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund such as MassMutual, Mellon Equity and, in some cases, their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

                             IX. CAPITAL SHARES

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for obligations of MML Trust. However, MML Trust's Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of MML Trust for acts or obligations of MML Trust, which are binding only on the assets and property of MML Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by MML Trust or the Trustees of MML Trust. The Declaration of Trust provides for indemnification out of MML Trust property for all loss and expense of any shareholder held personally liable for the obligations of MML Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which MML Trust itself would be unable to meet its obligations. Management believes that in view of the above the risk of personal liability to shareholders is remote.

       X. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

MML Trust is a no-load mutual fund. Fund shares are sold at their net asset value as next computed after receipt of the purchase order, without the addition of any selling commission or "sales load." The Fund redeems its shares at their net asset value as next computed after receipt of the request for redemption. The redemption price may be paid in cash or wholly or partly in kind if MML Trust's Board of Trustees determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption. The redemption price may be more or less than the shareholder's cost. Redemption payments will be paid within seven days after receipt of the written request therefor by the Fund, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations.

The net asset value of the Fund's shares is determined once daily as of the close of the New York Stock Exchange on each day on which the Exchange is open for trading (currently 4:00 p.m. for normal trading). The New York Stock Exchange is not open for trading on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on occasion is closed early or entirely due to weather or other conditions. The net asset value of the Fund share is the total net asset value of the Fund divided by the number of its shares outstanding. The total net asset value of the Fund is determined by computing the value of the total assets of the Fund and deducting total liabilities, including accrued liabilities.

The manner of determining the value of the total assets of the Fund is briefly discussed below. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities which are listed on a national securities exchange, on the NASDAQ national market system, or which are unlisted. If there is no reported sale price, the bid price of the prior trade date will be used. Debt obligations with less than one year but more than sixty days to maturity are valued on the basis of their market value, and debt obligations having a maturity of sixty days or less are generally valued at amortized cost when the Board of Trustees of MML Trust believes that amortized cost approximates market value. In all other cases, assets (including restricted securities) are valued at their fair value as determined in good faith by the Board of Trustees of MML Trust, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

Futures contracts are valued based on the market price for the futures contract, unless such price does not reflect the fair value of the contract, in which case it will be valued by or under the direction of the Board of Trustees of MML Trust.

                               XI. TAX STATUS

It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Fund will not be subject to federal income tax on any distributed net income or capital gains. To meet these requirements, the Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or the other disposition of securities and certain other assets held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to a value not greater than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. government securities or securities of other regulated investment companies); and (d) distribute in or with respect to each taxable year at least 90% of its dividend, interest and certain other income (including, in general, net short-term capital gains) for such year.

The Treasury Department has issued Regulations under Internal Revenue Code
Section 817(h) that pertain to diversification requirements for variable life insurance contracts. A variable contract based upon a separate account will not receive favorable tax treatment as a life insurance contract unless the separate account and underlying regulated investment company investments are adequately diversified. In determining whether a separate account is adequately diversified, in certain circumstances the separate account can look through to the assets of the regulated investment company in which it has invested.

The Regulations require the Fund's assets to be diversified so that no single investment represents more than 55% of the value of the Fund's total assets, no two investments represent more than 70% of the Fund's total assets, no three investments represent more than 80% of the Fund's total assets and no four investments represent more than 90% of the Fund's total assets. A "safe harbor" is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of "government securities", each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the "safe harbor" test described above). MML Trust intends to comply with these diversification requirements.

The Fund intends to declare capital gain and ordinary income dividends by the end of each calendar year and to distribute such dividends no later than January 31 of the following year to the extent necessary to avoid the 4% excise tax on undistributed regulated investment company income enacted by the Tax Reform Act of 1986. The 4% excise applies to the excess of the required distribution for the calendar year over the amount treated as distributed for that year. The required distribution equals 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income for the one year period ending October 31 (or December 31, if the fund so elects) and any shortfall of income or gains from the prior year not previously so distributed.

                 XII. CERTAIN TAX AND ACCOUNTING INFORMATION

As previously indicated, it is the policy of the Fund to meet the requirements of the Internal Revenue Code to qualify as a regulated investment company under the federal tax law. One of these requirements is that less than 30% of its gross income can be derived from gains from the sale or other disposition of certain assets (including securities) held for or considered under Internal Revenue Code rules to have been held for less than three months. Accordingly, the Fund will be restricted in selling newly acquired positions, engaging in certain option writing activities and certain hedging activities.

Special rules (including mark-to-market, straddle and wash sale rules) exist for determining the timing of recognition of income or loss, the character of such income or loss, and the holding periods of certain of the Fund's assets in the case of certain transactions involving futures contracts, forward contracts and options. MML Trust will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of MML Trust.

                        XIII. INVESTMENT PERFORMANCE

The Fund may advertise its total return and its holding period return. Total return quotations will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

P(1+T)/n/=ERV        Where:  P = a hypothetical initial payment of $1,000.
                             T = average annual total return.
                             n = number of years.
                             ERV = ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

Holding period return will be based upon a stated period and will be computed by dividing the ending redeemable value of a hypothetical investment by the value of the initial investment (assuming reinvestment of all distributions). Each investment performance figure will be carried to the nearest hundredth of one percent. These investment performance figures do not reflect charges imposed by the separate investment accounts invested in the Fund which, if included, would decrease the performance figures.

                          XIV. INDEPENDENT AUDITORS

Coopers & Lybrand L.L.P. is the Fund's independent accountant, providing audit and tax return preparation services and assistance and consultation in connection with review of various SEC filings.

                                 XV. COUNSEL

Ropes & Gray, One International Place, Boston, Massachusetts 02110, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

THE NAME MML SERIES INVESTMENT FUND IS THE DESIGNATION OF TRUSTEES UNDER AN AGREEMENT AND DECLARATION OF TRUST DATED DECEMBER 19, 1984, AS AMENDED FROM TIME TO TIME. THE OBLIGATIONS OF SUCH TRUST ARE NOT PERSONALLY BINDING UPON, NOR SHALL RESORT BE HAD TO THE PROPERTY OF, ANY OF THE TRUSTEES, SHAREHOLDERS, OFFICERS, EMPLOYEES OR AGENTS OF SUCH TRUST, BUT MML TRUST'S PROPERTY ONLY SHALL BE BOUND.

                                   APPENDIX
                              SECURITIES RATINGS

This is a description of Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") commercial paper and bond ratings:

I. COMMERCIAL PAPER RATINGS:

S&P COMMERCIAL PAPER RATINGS--are graded into four categories, ranging from 'A' for the highest quality obligations to 'D' for the lowest. 'A' Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The A-1 category is described as follows:

      "A-1": This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

MOODY'S COMMERCIAL PAPER RATINGS--employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The highest designation is as follows:

      PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      .   Leading market positions in well-established industries.
      .   High rates of return on funds employed.
      . Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      . Well established access to a range of financial markets and assured sources of alternate liquidity.

                                      A1

II.  BOND RATINGS

S&P DESCRIBES ITS TWO HIGHEST RATINGS FOR CORPORATE DEBT AS FOLLOWS:

     A: AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S DESCRIBES ITS TWO HIGHEST CORPORATE BOND RATINGS AS FOLLOWS:

     Aaa--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                      A2

PART C: OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

(A)  FINANCIAL STATEMENTS:

     Not Applicable

(B)  EXHIBITS:

Exhibit 1: Registrant's Agreement and Declaration of Trust, as restated May 14, 1993, incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A.

Exhibit 2: Registrant's By-Laws, as amended and restated August 6, 1993, incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A.

Exhibit 3:   Not Applicable.

Exhibit 4:   Not Applicable.

Exhibit5(a)  Form of Investment Management Agreement between MML Series
             Investment Fund (the "Trust"), on behalf of the MML Equity Index Fund (the "Fund"), and Massachusetts Mutual Life Insurance Company ("MassMutual").

Exhibit 5(b) Form of Investment Sub-Advisory Agreement between MassMutual and
             Mellon Equity Associates.

Exhibit 6:   Not Applicable.

Exhibit 7:   Not Applicable.

Exhibit 8: Form of Custodian Agreement between the Trust, on behalf of the Fund and Boston Safe Deposit and Trust Company.

Exhibit 9:   Not Applicable.

Exhibit 10:  Opinion of counsel as to the legality of shares being registered.

Exhibit 11:  Not Applicable

Exhibit 12:  Not Applicable.

Exhibit 13:  Not Applicable.

Exhibit 14:  Not Applicable.

Exhibit 15:  Not Applicable.

Exhibit 16:  Not Applicable.

Exhibit 17:  Not Applicable.

Exhibit 18:  Not Applicable.

ITEM 25:     PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
             ------------------------------------------------------------

     At the date of this Post-Effective Amendment, Registrant did not, directly or indirectly, control any person. Registrant was organized by MassMutual primarily for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by MassMutual and life insurance company subsidiaries of MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant's series as are purchased with separate account assets; however, where required to do so, MassMutual and its subsidiaries will vote such shares only in accordance with instructions received from owners of the contracts pursuant to which sums are placed in such separate accounts. The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. MassMutual Holding Company, a Delaware corporation, all the stock of which is owned by MassMutual.

2. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

3. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares are owned by MassMutual.

4. MML Bay State Life Insurance Company, a Missouri corporation, all the stock of which is owned by MassMutual.

5. MassMutual of Ireland, Ltd., incorporated in the Republic of Ireland, to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

6. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

7. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

8. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

9. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.

10. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

11. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

12. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

13. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

14. MML Investors Services, Inc., registered broker-dealer incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Company.

15. G.R. Phelps & Company, Inc., Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

16. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

17. MassLife Seguros de Vida S.A. (Argentina), a life insurance company incorporated in Argentina. MassMutual International Inc. owns 99.99% of the outstanding capital stock of MassLife Seguros de Vida S.A.

18. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

19. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for certain investment advisory subsidiaries of MassMutual. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB.

20. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC

21. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company, all of the stock of which is owned by MassMutual Holding Trust I.

22. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

23. MML Realty Management Corporation, a property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

24. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

25. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

26. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized bond obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

27. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

28. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

29. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual High Yield Partners LLC. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

30. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

31. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 90% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

32. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

33. MassMutual Internacional (Chile) S.A. a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

34. MassMutual International (Luxembourg) S.A. a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

35. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Holding Company owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

36. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

37. MML Securities Corporation, a Massachusetts securities corporation, all of the stock of which is owned by MML Investors Services, Inc.

38. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation

39. David L. Babson and Company, Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB Acquisition Corporation.

40. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

41. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

42. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

43 MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 90% ownership interest in this company.

44. First Israel Mezzanine Investors, Ltd., an Israeli corporation which operates as managing general partner of First Israel Mezzanine Investors Fund, LP. MassMutual holds a 33% ownership interest in First Israel Mezzanine Investors, Ltd.

45. First Israel Mezzanine Investors Fund, LP, a Delaware limited partnership, of which MassMutual holds a 37.5% ownership interest.

46. MBD Mezzanine Investments, LLC, a Delaware limited liability company, which operates as the participating general partner of First Israel Mezzanine Investors Fund, LP. MassMutual holds a 33% ownership interest in MBD Mezzanine Investments, LLC.

47. Diversified Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

48. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

49. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

50. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

51. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

52. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

53. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

54. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

55. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

56. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

57. Oppenheimer Value Stock Fund ("OVSF) is a series of Oppenheimer Integrity Funds, a Massachusetts business trust. OVSF is a registered open-end investment company of which MassMutual owns 40% of the outstanding shares of beneficial interest.

58. Oppenheimer Series Fund I Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own approximately 27% of the outstanding shares of beneficial interest.

59. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

60. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

61. Main Street Advisers, Inc., a Delaware corporation, all the stock of which is owned by OppenheimerFunds, Inc.

62. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

63. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

64. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

65. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

66. MultiSource Service, Inc., a Colorado corporation that operates as a clearing broker, all of the stock of which is owned by OppenheimerFunds, Inc.

67. Centennial Capital Corporation, a former sponsor of unit investment trust incorporated in Delaware, all the stock of which is owned by Centennial Asset Management Corporation.

68. Compensa Compania Seguros De Vida, a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company

69. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

70. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

71. The DLB Fund Group, an open-end management investment company, of which MassMutual owns at least 25% of each series.

MassMutual is the investment adviser the following investment companies, and as such may be deemed to control them.

1. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

2. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

3. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

4. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares are owned by MassMutual.

5. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation that issued Collateralized Bond Obligations on or about May 1, 1991, which is owned equally by MassMutual interests (MassMutual and MassMutual Holding MSC, Inc.) and Carlson Investment Management Co.

6. MassMutual Corporate Value Partners, Limited, an off-shore unregistered investment company.

7. MassMutual High Yield Partners LLC, a high yield bond fund organized as Delaware limited liability company.

ITEM 26:  NUMBER OF HOLDERS OF SECURITIES
--------  -------------------------------

As of February 14, 1997, the number of holders of record of each class of securities of the Fund was as follows:

     Title of Class      Number of Record Holders
     --------------      ------------------------

     Shares of
     Beneficial                            0
     Interest

ITEM 27:  INDEMNIFICATION
--------  ---------------

Article VIII of Registrant's Agreement and Declaration of Trust provides for the indemnification of Registrant's Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual's directors' and officers' liability insurance program, which covers Registrant's Trustees and officers, consists of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage. For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

MassMutual's present insurance coverage has an overall limit of $60 million annually ($15 million of which is underwritten by National Union Fire Insurance Company, $15 million of which is underwritten by

Executive Risk Indemnity, Inc., $10 million of which is underwritten by Continental Casualty Co., $5 million of which is underwritten by Federal Insurance Co. and $15 million of which is underwritten by Sargasso Mutual Insurance Company). There is a deductible of $200,000 per claim under the corporate coverage. There is no deductible for individual trustees or officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 28:  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
--------  --------------------------------------------------------

A.   THE INVESTMENT ADVISER
     ----------------------

MassMutual is the investment adviser for Registrant. MassMutual conducts a life insurance business in all states of the United States, the District of Columbia and certain provinces of Canada. MassMutual was incorporated in Massachusetts in 1851. As a mutual company, MassMutual belongs to its members. The insurance premiums which MassMutual receives are invested primarily in debt securities, and the income which it receives from its investments in excess of the amounts it must reserve for the payment of insurance benefits is credited to its members. It conducts no other business which is substantial in relation to its business as a mutual life insurance company. As of December 31, 1996, MassMutual, together with its subsidiaries, had total assets of approximately $55.7 billion and assets under management in excess of $130.8 billion. Effective February 29, 1996, Connecticut Mutual Life Insurance Company merged into MassMutual. Effective March 31, 1996, MassMutual sold its group life and health insurance business.

The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past two fiscal years are listed below.

DIRECTORS

ROGER G. ACKERMAN, DIRECTOR AND MEMBER, AUDITING AND HUMAN RESOURCES COMMITTEES

     Chairman and Chief Executive Officer (since 1996), President and Chief Operating Officer (1990-1996), Corning Incorporated (manufacturer of specialty materials, communication equipment and consumer products), One Riverfront Plaza, Corning, New York; Director (since 1993), Dow Corning Corporation (producer of silicone products), 2200 West Salzburg Road, Midland, Michigan; Director, The Pittson Company (mining and marketing of coal for electric utility and steel industries) One Pickwick Plaza, Greenwich, Connecticut.

JAMES R. BIRLE, DIRECTOR, CHAIRMAN, DIVIDEND POLICY COMMITTEE AND MEMBER, INVESTMENT COMMITTEE

     President and Founder (since 1994), Resolute Partners, LLC (private merchant bank), 2 Greenwich Plaza, Suite 100, Greenwich, Connecticut; General Partner (1988-1994), The Blackstone Group, 34 Park Avenue, New York, New York; Co-Chairman and Chief Executive Officer, Wickes Companies, Inc. (diversified manufacturer and distributor), 3340 Ocean Park Boulevard, Santa Monica, California; Director (since 1996), Alco Standard Corporation (diversified office products and paper distributor), 825 Duportail Road, Valley Forge, Pennsylvania; Director: Drexel Industries, Inc., Connecticut Health and Education Facilities Authority, and Transparency International; Trustee, Villanova University and The Sea Research Foundation; Director (1991-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

FRANK C. CARLUCCI, III, DIRECTOR AND MEMBER, BOARD AFFAIRS AND DIVIDEND POLICY COMMITTEES

     Chairman (since 1993), Vice Chairman (1989-1993), The Carlyle Group (merchant banking corporation), 1001 Pennsylvania Avenue, N.W., Washington, D.C.; Director: Ashland Inc. (producer of petroleum products), 1000 Ashland Drive, Russell, Kentucky; BDM International, Inc. (professional and technical services to public and private sector), 7915 Jones Branch Drive, McLean, Virginia; Bell Atlantic Corporation (telecommunications), 1717 Arch Street, Philadelphia, Pennsylvania; CB Commercial Real Estate Group, Inc. (real estate broker subsidiary of Carlyle Holding Corporation), 533 Fremont Avenue, Los Angeles, California; East New York Savings Bank; General Dynamics Corporation (manufacturer of military equipment), 3190 Fairview Park Drive, Falls Church, Virginia; Kaman Corporation (diversified manufacturer), 1332 Blue Hills Avenue, Bloomfield, Connecticut; Neurogen Corporation; Northern Telecom Ltd. (digital telecommunications systems), 2920 Matheson Boulevard East, Mississauga, Ontario, Canada; The Quaker Oats Company (manufacturer of food products), 321 North Clark Street, Chicago, Illinois; The Rand Corporation; Sun Resorts Ltd., N.V.; Westinghouse Electric Corporation (electronic systems, electric power generating equipment and broadcasting), 11 Stanwix Street, Pittsburgh, Pennsylvania; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

GENE CHAO, DIRECTOR AND MEMBER, AUDITING AND DIVIDEND POLICY COMMITTEES

     Chairman and Chief Executive Officer, Computer Projections, Inc. (computer graphics), 733 S.W. Vista Avenue, Portland, Oregon; Chairman and Chief Executive Officer, American Leadership Forum (non-profit leadership and community building organization); Director (1990-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

PATRICIA DIAZ DENNIS, DIRECTOR AND MEMBER, AUDITING AND HUMAN RESOURCES
COMMITTEES

     Senior Vice President and Assistant General Counsel (since 1995), SBC Communications Inc. (telecommunications), 175 East Houston, San Antonio, Texas; Special Counsel-Communication Law Matters (1993-1995), Sullivan & Cromwell (law firm), 1701 Pennsylvania Avenue, N.W., Washington, D.C.; Assistant Secretary of State for Human Rights and Humanitarian Affairs (1992-1993), U.S. Department of State, Washington, D.C.; Trustee (since
     1995), Federal Communications Bar Association Foundation; Trustee (since
     1993), Radio and Television News Directors

     Foundation; Director (since 1993), National Public Radio; Director, Reading Is Fundamental and Foundation for Women's Resources; Trustee, Tomas Rivera Center; Director (1995-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ANTHONY DOWNS, DIRECTOR AND MEMBER, DIVIDEND POLICY AND INVESTMENT COMMITTEES

     Senior Fellow, The Brookings Institution (non-profit policy research center), 1775 Massachusetts Avenue, N.W., Washington, D.C.; Director: The Pittway Corporation (publications and security equipment), 200 South Wacker Drive, Suite 700, Chicago, Illinois; National Housing Partnerships Foundation (non-profit organization to own and manage rental housing), 1225 Eye Street, N.W., Washington, D.C.; Bedford Property Investors, Inc. (real estate investment trust), 3658 Mt. Diablo Boulevard, Lafayette, California; General Growth Properties, Inc. (real estate investment trust), 215 Keo Way, Des Moines, Iowa; NAACP Legal and Educational Defense Fund, Inc. (civil rights organization), 99 Hudson Street, New York, New York; Trustee:
     Urban Institute (public policy research organization), 2100 M Street, N.W., Washington, D.C. and Urban Land Institute (educational and research organization, 625 Indiana Avenue, N.W., Washington, D.C.

JAMES L. DUNLAP, DIRECTOR AND MEMBER, HUMAN RESOURCES AND BOARD AFFAIRS
COMMITTEES

     President and Chief Operating Officer (since 1996), United Meridian Corporation (oil exploration), 1201 Louisiana, Houston, Texas; Senior Vice President (1987-1996), Texaco, Inc. (producer of petroleum products), 2000 Westchester Avenue, White Plains, New York and President (1987-1994), Texaco USA, 1111 Bagby, Houston, Texas.

WILLIAM B. ELLIS, DIRECTOR AND MEMBER, AUDITING AND INVESTMENT COMMITTEES

     Senior Fellow (since 1995), Yale University School of Forestry and Environmental Studies, New Haven, Connecticut; Chairman (1983-1995) and Chief Executive Officer (1983-1993), Northeast Utilities (electric utility), 107 Selden Street, Berlin, Connecticut; Director, The Hartford Steam Boiler Inspection and Insurance Company (property and casualty insurer), One State Street, Hartford, Connecticut; Director (since 1996), Advest Group, Inc. (financial services holding company), 280 Trumbull Street, Hartford, Connecticut; Director (since 1995), Catalytica Combustion Systems, Inc.; Director, The National Museum of National History of the Smithsonian Institution, Washington, D.C.; Director (1985-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ROBERT M. FUREK, DIRECTOR AND MEMBER, DIVIDEND POLICY AND INVESTMENT COMMITTEES

     Retired; President and Chief Executive Officer (1987-1996), Heublein, Inc. (beverage distributor), 450 Columbus Boulevard, Hartford, Connecticut; Director, The Dexter Corporation (producer of specialty chemicals and papers), One Elm Street, Windsor Locks, Connecticut; Corporator, Hartford Hospital and The Bushnell Memorial, Hartford, Connecticut; Trustee, Colby College, Mayflower Hill Drive, Waterville, Maine; Director (1990-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

CHARLES K. GIFFORD, DIRECTOR AND MEMBER, INVESTMENT AND AUDITING COMMITTEES

     Chief Executive Officer (since 1995), Chairman (1995-1996) and President (1989-1996), The First National Bank of Boston and Bank of Boston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; Director, Member of Audit Committee, Boston Edison Co. (public utility electric company), 800 Boylston Street, Boston, Massachusetts.

WILLIAM N. GRIGGS, DIRECTOR, CHAIRMAN, AUDITING COMMITTEE AND MEMBER, INVESTMENT COMMITTEE

     Managing Director, Griggs & Santow Inc. (business consultants), 75 Wall Street, New York, New York; Director, T/SF Communications, Inc. (diversified publishing and communications company), Tulsa, Oklahoma.

GEORGE B. HARVEY, DIRECTOR, CHAIRMAN, HUMAN RESOURCES COMMITTEE AND MEMBER, BOARD AFFAIRS COMMITTEE

     Retired; Chairman, President and Chief Executive Officer (1983-1996), Pitney Bowes, Inc. (office machines manufacturer), One Elmcroft Road, Stamford, Connecticut; Director: Merrill Lynch & Co., Inc. (financial services holding company), 250 Vesey Street, World Financial Center, North Tower, New York, New York; The McGraw-Hill Companies, Inc. (multimedia publishing and information services), 1221 Avenue of the Americas, New York, New York; Stamford Hospital, Stamford, Connecticut; Pfizer, Inc. (pharmaceutical and health-care products), 235 East 42nd Street, New York, New York; The Catalyst; Member, Board of Overseers, Wharton School of Finance, University of Pennsylvania; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

BARBARA B. HAUPTFUHRER, DIRECTOR AND MEMBER, BOARD AFFAIRS AND INVESTMENT COMMITTEES

     Director and Member, Compensation, Nominating and Audit Committees, The Vanguard Group of Investment Companies including among others the following funds: Vanguard/Windsor Fund, Vanguard/Wellington Fund, Vanguard/Morgan Growth Fund, Vanguard/Wellesley Income Fund, Vanguard/Gemini Fund, Vanguard/Explorer Fund, Vanguard Municipal Bond Fund, Vanguard Fixed Income Securities Fund, Vanguard Index Trust, Vanguard World Fund, Vanguard/Star Fund, Vanguard Ginnie Mae Fund, Vanguard/Primecap Fund, Vanguard Convertible Securities Fund, Vanguard Quantitative Fund, Vanguard/Trustees Commingled Equity Fund, Vanguard/Trustees Commingled Fund-International, Vanguard Money Market Trust, Vanguard/Windsor II, Vanguard Asset Allocation Fund and Vanguard Equity Income Fund (principal offices, Drummers Lane, Valley Forge, Pennsylvania); Director, Chairman of Retirement Benefits Committee and Pension Fund Investment Review - USA and Canada and Member, Audit, Finance and Executive Committees, The Great Atlantic & Pacific Tea Company, Inc. (operator of retail food stores), 2 Paragon Drive, Montvale, New Jersey; Director, Chairman of Nominating Committee and Member, Compensation Committee, Knight-Ridder, Inc. (publisher of daily newspapers and operator of cable television and business information systems), One Herald Plaza, Miami, Florida; Director and Member, Compensation Committee, Raytheon Company (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Director and Member, Executive Committee and

     Chairman, Human Resources and Independent Directors Committees, Alco Standard Corp. (diversified office products and paper distributor), 825 Duportail Road, Valley Forge, Pennsylvania.

SHELDON B. LUBAR, DIRECTOR, CHAIRMAN, BOARD AFFAIRS COMMITTEE AND MEMBER, INVESTMENT COMMITTEE

     Chairman, Lubar & Co. Incorporated (investment management and advisory company), 777 East Wisconsin Avenue, Milwaukee, Wisconsin; Chairman and Director, The Christiana Companies, Inc. (real estate development);
     Director: Firstar Bank, Firstar Corporation (bank holding company), SLX Energy, Inc. (oil and gas exploration); Member, Advisory Committee, Venture Capital Fund, L.P. (principal offices, 777 East Wisconsin Avenue, Milwaukee, Wisconsin); Director: Grey Wolf Drilling Co. (contract oil and gas drilling), 2000 Post Oak Boulevard, Houston, Texas; Marshall Erdman and Associates, Inc. (design, engineering, and construction firm), 5117 University Avenue, Madison, Wisconsin; MGIC Investment Corporation (investment company), MGIC Plaza, 111 E. Kilbourn Avenue, Milwaukee, Wisconsin; Director (since 1995), Energy Ventures, Inc., 5 Post Oak Park, Houston, Texas; Director (since 1993), Ameritech, Inc. (regional holding company for telephone companies), 30 South Wacker Drive, Chicago, Illinois; Director (1989-1995), Prideco, Inc. (drill collar manufacturer), 6039 Thomas Road, Houston, Texas; Director (1989-1994), Schwitzer, Inc. (holding company for engine parts manufacturers), P.O. Box 15075, Asheville, North Carolina; and Briggs & Stratton (small engine manufacturer), 3300 North 124th Street, Milwaukee, Wisconsin.

WILLIAM B. MARX, JR., DIRECTOR AND MEMBER, DIVIDEND POLICY AND BOARD AFFAIRS COMMITTEES

     Consultant (since 1996); Senior Executive Vice President (1996), Lucent Technologies, Inc. (public telecommunications systems and software), 600 Mountain Road, Murray Hill, New Jersey; Executive Vice President and Chief Executive Officer, Multimedia Products Group (1994-1995) and Network Systems Group (1993-1994), AT&T (global communications and network computing company), 295 North Maple Avenue, Basking Ridge, New Jersey; Group Executive and President (1989-1993), AT&T Network Systems (manufacturer and marketer of network telecommunications equipment), 475 South Street, Morristown, New Jersey; Member (since 1996), Advisory Council, Graduate School of Business, Stanford University, Stanford, California; Chairman, Executive Committee (since 1996), National Minority Supplier Development Council, Inc., 15 West 39th Street, New York, New York.

JOHN F. MAYPOLE, DIRECTOR AND MEMBER, BOARD AFFAIRS AND HUMAN RESOURCES
COMMITTEES

     Managing Partner, Peach State Real Estate Holding Company (real estate investment company), P.O. Box 1223, Toccoa, Georgia; Consultant to institutional investors; Co-owner of family businesses (including Maypole Chevrolet-Geo, Inc. and South Georgia Car Rentals, Inc.); Director, Chairman, Finance Committee and Member, Executive Committee and Human Resources Committee on Directors, Bell Atlantic Corporation (telecommunications), 1717 Arch Street, Philadelphia, Pennsylvania; Director and Chairman, Compensation Committee, Briggs Industries, Inc. (plumbing fixtures), 4350 W. Cypress Street, Tampa, Florida; Director, Chairman, Audit Committee and Member, Compensation Committee, Blodgett Corporation; Director, Chairman, Products Committee and Member, Compensation and Audit Committee, Igloo Corporation

     (portable coolers), 1001 W. Sam Houston Parkway North, Houston, Texas; Director and Member, Senior Management Committee, Dan River, Inc. (textile manufacturer), 2291 Memorial Drive, Danville, Virginia; Director, Davies, Turner & Company; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

DONALD F. MCCULLOUGH, DIRECTOR AND MEMBER, DIVIDEND POLICY AND AUDITING
COMMITTEES

     Retired (since 1988); former Chairman and Chief Executive Officer, Collins & Aikman Corp. (manufacturer of textile products), 210 Madison Avenue, New York, New York; Director: Bankers Trust New York Corp. (bank holding company) and Bankers Trust Company (principal offices, 280 Park Avenue, New York, New York); Melville Corporation (specialty retailer), One Theall Road, Rye, New York.

JOHN J. PAJAK, PRESIDENT AND CHIEF OPERATING OFFICER, DIRECTOR AND MEMBER, DIVIDEND POLICY AND INVESTMENT COMMITTEES

     President, Director and Chief Operating Officer (since 1996), Vice Chairman and Chief Administrative Officer (1996), Executive Vice President (1987-
     1996) of MassMutual; Director (since 1994), MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Trustee (since
     1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Director (1994-1996), MassMutual Holding Company Two, Inc. (former wholly-owned holding company subsidiary of MassMutual); MassMutual Holding Company Two MSC, Inc. (former wholly-owned holding company subsidiary of MassMutual Holding Company Two, Inc.); and Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.) (principal offices, 1295 State Street, Springfield, Massachusetts); Director (1995-1996), National Capital Health Plan, Inc. (health maintenance organization), Washington, D.C.

BARBARA SCOTT PREISKEL, DIRECTOR AND MEMBER, AUDITING AND HUMAN RESOURCES COMMITTEES

     Attorney-at-Law, 60 East 42nd Street, New York, New York; Director:
     Textron, Inc. (diversified manufacturing company), 40 Westminster Street, Providence, Rhode Island; General Electric Company (diversified manufacturer electrical products), 3135 Easton Turnpike, Fairfield, Connecticut; The Washington Post Company (publisher of daily newspaper), Washington, D.C.; American Stores Company (operator of supermarkets and drugstores), 709 East South Temple, Salt Lake City, Utah.

THOMAS B. WHEELER, CHAIRMAN, CHIEF EXECUTIVE OFFICER, CHAIRMAN, INVESTMENT COMMITTEE AND MEMBER, DIVIDEND POLICY AND BOARD AFFAIRS COMMITTEES

     Chairman (since 1996), Chief Executive Officer (since 1988), and President (1987-1996) of MassMutual; Chairman (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Chairman and Chief Executive Officer (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Chairman of the Board of Directors (1994-
     1996), Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.) (principal offices, 1295 State Street, Springfield, Massachusetts); Director, The First National Bank of Boston and Bank of Boston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts and Massachusetts Capital Resources Company, 545 Boylston Street, Boston, Massachusetts; Chairman and Director, Oppenheimer Acquisition Corp. (parent of OppenheimerFunds, Inc., an investment management company), Two World Trade Center, New York, New York; Director (since 1993), Textron, Inc. (diversified manufacturing company), 40 Westminster Street, Providence, Rhode Island; Chairman of the Board of Directors (1992-1995), Concert Capital Management, Inc. (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts.

ALFRED M. ZEIEN, DIRECTOR AND MEMBER, BOARD AFFAIRS AND HUMAN RESOURCES
COMMITTEES

     Chairman and Chief Executive Officer, The Gillette Company (manufacturer of personal care products), Prudential Tower Building, Boston, Massachusetts;
     Director: Polaroid Corporation (manufacturer of photographic products), 549 Technology Square, Cambridge, Massachusetts; Repligen Corporation (biotechnology), One Kendall Square, Cambridge, Massachusetts; Bank of Boston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; and Raytheon Corporation (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Trustee, University Hospital of Boston, Massachusetts; Trustee (since 1994), Marine Biology Laboratory and Woods Hole Oceanographic Institute, Woods Hole, Massachusetts.

EXECUTIVE VICE PRESIDENTS

LAWRENCE V. BURKETT, JR., EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL

     Executive Vice President and General Counsel (since 1993), Senior Vice President and Deputy General Counsel (1992-1993), and Senior Vice President and Associate General Counsel (1988-1992) of MassMutual; President, Chief Executive Officer and Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Director (since 1996): MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); G.R. Phelps, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company); CM Advantage Inc.(wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); Director (since
     1994), MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Director (1994-1996), MassMutual Holding Company Two, Inc. (former wholly-owned holding company subsidiary of MassMutual), MassMutual Holding Company Two MSC, Inc. (former wholly-owned holding company subsidiary of MassMutual Holding Company Two, Inc.) and Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.) (principal offices, 1295 State Street, Springfield,

     Massachusetts); Chairman and Director (since 1996), MML Investors Services, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company), 1414 Main Street, Springfield, Massachusetts; Director (since 1994), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; Director (since 1993), Sargasso Mutual Insurance Co., Ltd., Victoria Hall, Victoria Street, Hamilton, Bermuda; MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual to provide group insurance claim services), IDA Industrial Estate, Tipperary Town, Ireland; Chairman (since 1994), Director (1993-1996), MML Reinsurance (Bermuda) Ltd. (wholly-owned property and casualty reinsurance subsidiary of MassMutual Holding Company) and Director (since 1995), MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets) (principal offices, 41 Cedar Avenue, Hamilton, Bermuda).

JOHN B. DAVIES, EXECUTIVE VICE PRESIDENT

     Executive Vice President (since 1994), Associate Executive Vice President (1993-1994), General Agent (1982-1993) of MassMutual; Director (since
     1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); (principal offices, 1295 State Street, Springfield, Massachusetts); Director (since 1994), MML Investors Services, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company), MML Insurance Agency, Inc. (wholly-owned subsidiary of MML Investors Services, Inc.), MML Insurance Agency of Ohio, Inc. (subsidiary of MML Insurance Agency, Inc.); Director (since 1995), MML Insurance Agency of Nevada, Inc. (subsidiary of MML Insurance Agency, Inc.) Director (since 1996), MML Insurance Agency of Mississippi, P.C., Diversified Insurance Services Agency of America, Inc. (Alabama), and Diversified Insurance Services Agency of America, Inc. (Hawaii) (wholly-owned subsidiaries of MML Insurance Agency, Inc.) (principal offices, 1414 Main Street, Springfield, Massachusetts); Director (since 1994), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; and Life Underwriter Training Council, 7625 Wisconsin Avenue, Bethesda, Maryland.

DANIEL J. FITZGERALD, EXECUTIVE VICE PRESIDENT, CORPORATE FINANCIAL OPERATIONS

     Executive Vice President, Corporate Financial Operations (since 1994), Senior Vice President (1991-1994) of MassMutual; Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, and C.M. Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Antares Leveraged Capital Corp. (finance company); CM Advantage Inc. and Westheimer 335 Suites, Inc. (wholly-owned subsidiaries of MassMutual Holding Trust II to act as general partners in real estate limited partnerships); HYP Management, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as managing member of MassMutual High Yield Partners LLC); MMHC Investment, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II); MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); MassMutual Holding MSC, Inc. (wholly-owned holding company subsidiary of MassMutual Holding Company); Trustee

     (since 1996), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Director (since 1994), MML Bay State Life Insurance Company (wholly-owned insurance subsidiary of MassMutual); Vice President (since 1994), Director (since 1993), MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Director (since 1993), MML Realty Management Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company); Vice President and Director (1994-1996), MassMutual Holding Company Two, Inc. and MassMutual Holding Company Two MSC, Inc. (former direct and indirect wholly-owned holding company subsidiaries of MassMutual); Director (1994-1996), Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.); Director (1994-
     1995), MML Real Estate Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director (1994-1996), Concert Capital Management, Inc. (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts; Director and Member, Compensation Committee (since 1994), Cornerstone Real Estate Advisers, Inc., One Financial Plaza, Suite 1700, Hartford, Connecticut; Director, and Member, Audit and Compensation Committees (since
     1994), MML Investors Services, Inc. (wholly-owned broker dealer subsidiary of MassMutual Holding Company) and Director (since 1992), MML Insurance Agency, Inc. (wholly-owned subsidiary of MML Investors Services, Inc.); Director (since 1996), MML Insurance Agency of Ohio, Inc., MML Insurance Agency of Nevada, Inc., MML Insurance Agency of Mississippi, P.C., Diversified Insurance Services Agency of America, Inc. (Alabama), and Diversified Insurance Services Agency of America, Inc. (Hawaii) (wholly-owned subsidiaries of MML Insurance Agency, Inc.) (principal offices, 1414 Main Street, Springfield, Massachusetts) Director (since 1994), MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual to provide group insurance claim services), IDA Industrial Estate, Tipperary Town, Ireland.

JOHN V. MURPHY, EXECUTIVE VICE PRESIDENT

     Executive Vice President (since 1997) of MassMutual; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), Chief Operating Officer (1993-
     1996), Concert Capital Management, Inc. (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), (principal offices, One Memorial Drive, Cambridge, Massachusetts); Senior Vice President and Chief Financial Officer (1985-1993), Liberty Financial Companies (financial services firm), Boston, Massachusetts; Senior Vice President and Director (since 1996), Potomac Babson Incorporated (investment advisory subsidiary of David L. Babson and Company Incorporated), New York, New York; Director and Senior Vice President (since 1995), DLB Acquisition Corporation (holding company for investment advisers) and Trustee (since 1997), MassMutual Institutional Funds (open-end investment company) (principal offices, 1295 State Street, Springfield, Massachusetts).

GARY E. WENDLANDT, EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER

     Chief Investment Officer (since 1993) and Executive Vice President of MassMutual; Chairman (since 1995), Trustee (since 1986) and President (1983-1995), MassMutual Corporate Investors and

     Chairman (since 1995), Trustee (since 1988) and President (1988-1995), MassMutual Participation Investors (closed-end investment companies); Chairman (since 1995), Vice Chairman and Trustee (1993-1995) and President (1988-1993), MML Series Investment Fund (open-end investment company); Chairman, Chief Executive Officer and Member, Investment Pricing Committee (since 1994), MassMutual Institutional Funds (open-end investment company); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); Chairman and President (since 1996), MassMutual Holding MSC, Inc. and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Chairman (since 1996):
     Antares Leveraged Capital Corp. (finance company); Chairman, HYP Management, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II); President and Trustee (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Vice Chairman and Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Director (since 1996), CM Advantage Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); President and Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Chairman and Chief Executive Officer (since 1994), President (since 1993) and Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Chairman (since 1994) and Director (since 1993), MML Realty Management Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company); Chairman (1994-1995) and Director (1993-1995), MML Real Estate Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company) Chairman, President and Chief Executive Officer (1994-1996), MassMutual Holding Company Two, Inc. (former wholly-owned holding company subsidiary of MassMutual); Chairman and President (1994-1996), Chief Executive Officer (1995-1996), MassMutual Holding Company Two MSC, Inc. (former wholly-owned holding company subsidiary of MassMutual Holding Company Two, Inc.); (principal offices, 1295 State Street, Springfield, Massachusetts); Chairman and Member, Executive and Compensation Committees (since 1994), Member, Audit Committee (since 1995), and Chief Executive Officer (1994-1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment advisory subsidiary of MassMutual Holding Trust I), One Financial Plaza, Suite 1700, Hartford, Connecticut; President and Chief Executive Officer (1994-1996) and Director (1992-1996), Concert Capital Management, Inc.(wholly-owned investment advisory subsidiary of DLB Acquisition Corporation) One Memorial Drive, Cambridge, Massachusetts; Director, Oppenheimer Acquisition Corporation (parent of OppenheimerFunds, Inc., an investment management company), Two World Trade Center, New York, New York; Supervisory Director, MassMutual/Carlson CBO N.V. (collateralized bond fund), 14 John Gorsiraweg, Willemstad, Curacao, Netherlands Antilles; Director, Merrill Lynch Derivative Products, Inc., World Financial Center, North Tower, New York, New York; Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited) (principal offices, c/o BankAmerica Trust and Banking Corporation, Box 1092, George Town, Grand Cayman, Cayman Islands, British West Indies); Director (since 1995), Mass Seguros de Vida, S.A., Huerfanos No.770, Santiago, Chile; President and Director (since 1995), MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets), 41 Cedar Avenue, Hamilton, Bermuda.

B.   THE SUB-INVESTMENT ADVISER
     --------------------------

Mellon Equity is the Sub-Investment Adviser for Registrant. Mellon Equity provides investment advisory services, primarily to institutional and employee benefit customers.

The trustees and executive officers of Mellon Equity their positions and their other business affiliations and business experience for the past two years are as follows:

CHRISTOPHER MARK CONDRON, TRUSTEE

WILLIAM KEITH SMITH, TRUSTEE

The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166 (Mutual Funds) Vice Chairman (January, 1995 - Present). Director (August 1994 - Present). Access Capital Strategies Corp., Boston, Massachusetts (Investment Advisers) Director (July 1994 - Present). Shearson Summit Euromanagement, Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, Chairman, CEO, President (September 1993 -Present). Shearson Summit Europartners, Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, Chairman, CEO, President (September 1993 - Present). Shearson Summit Management, Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, Chairman, CEO, President (September 1993 - Present). Shearson Summit Partners, Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, Chairman, CEO, President (September 1993 - Present). Shearson Venture Capital, Inc., Pittsburgh, Pennsylvania, (Mellon Sub Trust) Director, Chairman, CEO, President (September 1993 - Present). The Boston Company, Inc., Boston, Massachusetts (Financial Services) Director (May 1993 - Present). The Boston Company Asset Management, Inc., One Boston Place, Boston, Massachusetts 02108 (Investment Adviser) Director (June 1993 - Present). The Boston Company Overseas Banking Corp., New York, New York (Holding Company) President (June 1993 - December 1995). The Boston Company Advisors, Inc., Boston, Massachusetts (Investment Adviser) Director (June 1993 - November 1995). TBC Securities Co., Inc., Boston, Massachusetts (Financial Services) Director and President (June 1993 - Present). Wellington-Medford II Properties, Inc., Boston, Massachusetts (Real Estate Sub) Director and President (June 1993 - Present). First Boylston Corporation, Boston, Massachusetts (Real Estate Sub) Director and President (June 1993 -October 1995). Boston Safe Deposit & Trust Company, One Boston Place, Boston, Massachusetts 02108 (Banking) Director, Chairman and CEO (May 1993 - Present). Boston Group Holdings, Inc., Boston, Massachusetts (Holding Company) Director and Chairman (May 1993 - Present). The Boston Company, Inc., One Boston Place, Boston, Massachusetts 02108 (Financial Services) Chairman and CEO (May 1993 - Present). Mellon Europe Limited, London England, (Banking) Director (December 1992 - Present). Laurel Capital Advisors, Suite 3435, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Investment Adviser) Trustee (December 1991 - Present). Mellon Bond Associates, Pittsburgh, Pennsylvania (Investment Adviser) Trustee (December 1991 - Present). Mellon Global Investing Corp., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Mellon Sub Trust) Director (October 1991 - Present). Mellon Financial Services Corp. #17, One Executive Drive, Fort Lee, New Jersey 07024 (Mellon Sub Trust) Director and Chairman (June 1991 - Present). Mellon Accounting Services, Inc., Suite 3102, 3 M Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Mellon Sub Trust) Director (March 1991 - Present). MGIC-UK Ltd., London England EC2M 4LR (Investment Adviser) Director (March 1991 - Present). Pareto Partners, London, England (Investment Adviser) Partner Rep. (November 1990 - Present). Mellon Capital Management Corp., 595 Market Street, San Francisco, California 94105 (Investment Adviser) Director (December 1987 - Present). Franklin Portfolio Associates Trust, One Post Office Square, Boston,

Massachusetts 02109 (Investment Adviser) Trustee (December 1987 - Present). Mellon Financial Company, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Mellon Sub Debt) Director and Chairman (August 1987 - Present). Mellon Bank Corporation, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Banking) Director and Vice Chairman (July 1987 -Present). Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Banking) Director and Vice Chairman (July 1987 -Present).

PHILIP RICHARD ROBERTS, TRUSTEE AND CHAIRMAN

Certus Asset Advisors Corporation, One Bush Street, San Francisco, California 94104 (Investment Adviser) Director (May 1995 - Present). Access Capital Strategies Corporation, Boston, Massachusetts (Investment Adviser) Director (July 1994 - Present). Mellon, McMahan Real Estate Advisors, San Francisco, California (Investment Adviser) Director (August 1993 - April 1994). Mellon Capital Management Corporation, 545 Market Street, San Francisco, California 94105 (Investment Adviser) Director (August 1993 - Present). Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15256 (Banking) Executive Vice President (August 1993 - Present). The Boston Company Asset Mgmt. Inc., One Boston Place, Boston, Massachusetts 02108 (Investment Adviser) Director (August 1993 -January 1996). Franklin Portfolio Associates Trust, Suite 3360, One Post Office Square, Boston, Massachusetts 02109 (Investment Adviser) Trustee (July 1993 - Present). Mellon Asia Limited, c/o Plaza Business Center, 35/F Central Plaza, 18 Harbour Road, Hong Kong (Investment Adviser) Director (July 1993 - Present). The Boston Company, Inc., One Boston Place, Boston, Massachusetts 02108 (Financial Services) Executive Vice President (June 1993 - Present). Boston Safe Deposit & Trust Company, One Boston Place, Boston, Massachusetts 02108 (Banking) Executive Vice President (June 1993 - Present). CCF-Mellon Partners, Pittsburgh, Pennsylvania (Investment Adviser) Partner Rep. (May 1992-Present). Mellon-France Corporation, Pittsburgh, Pennsylvania (Investment Adviser) Director, Chair, President & CEO (May 1994 - Present). Laurel Capital Advisors, Pittsburgh, Pennsylvania (Investment Adviser) Trustee and Vice President (January 1992 - Present). Mellon Bond Associates, Suite 4135, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Investment Adviser) Trustee and Chairman (December 1991 - Present). Mellon Global Investing Corporation, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Investment Adviser) Director, Chairman, President & CEO (October 1991 - Present). MGIC-UK Limited, 6 Devonshire Square, London, England EC2M 4LR (Investment Adviser) Director (March 1991 - Present). Pareto Partners, London, England (Investment Adviser) Partner Rep. (March 1991 - Present).

JAMES MILTON GOCKLEY, TRUSTEE AND ASSISTANT GENERAL COUNSEL

EXECUTIVE OFFICERS:

WILLIAM PAUL RYDELL, TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER

WILLIAM BRIAN TUNNEY, TREASURER AND CHIEF FINANCIAL OFFICER

Shearson Summit Euromanagement Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, VP and Treasurer (September 1993 - Present). Shearson Summit Europartners Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, VP and Treasurer (September 1993 -

Present). Shearson Summit Management Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, VP and Treasurer (September 1993 - Present). Shearson Summit Partners Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, VP and Treasurer, Pittsburgh, Pennsylvania (Mellon Sub Trust) Director VP and Treasurer (September 1993 -Present). Shearson Venture Capital Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, VP and Treasurer (September 1993 - Present). Mellon Bond Associates, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Investment Adviser) Treasurer (September 1993 - Present). Laurel Capital Advisors, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Investment Adviser) Treasurer (September 1993 - Present). Mellon Securities Trust Company, 120 Broadway, New York 10271 (Mellon Sub Trust) Treasurer (July 1993 - Present).

ROBERT ALEXANDER WILK, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

JOHN ROBERT O'TOOLE, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO

STEVEN ANTHONY FALCI, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER

NYNEX Corporation, New York, New York (Pension Investment) Managing Director, Portfolio Manager (April 1986 - March 1994).

RONALD PAUL GALA, VICE PRESIDENT AND PORTFOLIO MANAGER

JOHN WRAY KELLER, DIRECTOR OF EQUITY TRADING

Virginia Retirement System, Richmond Virginia (Pension Management) Equity Trader (August 1988 -February 1994).

KENNETH AUSTIN BARKER, SENIOR VICE PRESIDENT, QUANTITATIVE ANALYSIS AND SYSTEMS

ITEM 29:         PRINCIPAL UNDERWRITERS
--------         ----------------------

Not Applicable.

ITEM 30:         LOCATION OF ACCOUNTS AND RECORDS
--------         --------------------------------

Each account, book or other document required to be maintained by Registrant pursuant to Section 31 (a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Registrant at 1295 State Street, Springfield, Massachusetts 01111 by Mellon Equity Associates at 500 Grant Street, Pittsburgh, Pennsylvania 15258, by First Data Investor Services Group, Inc. at 4400 Computer Drive Westborough, Massachusetts 01581 and by Boston Safe Deposit and Trust Company at One Boston Place, Boston, Massachusetts 02108.

ITEM 31:         MANAGEMENT SERVICES
--------         -------------------

Not Applicable.
---------------

ITEM 32:         UNDERTAKINGS
--------         ------------

1. The Registrant, with respect MML Equity Index Fund, undertakes to file a post-effective amendment, including financial statements which need not be certified, within 4 to 6 months from the effective date if this Registration Statement under the Securities Act of 1933, as amended.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and in the Commonwealth of Massachusetts on the 14th day of February, 1997.

                              MML SERIES INVESTMENT FUND


                              By:   /s/ Hamline C. Wilson
                                  ---------------------------------------------
                                  Hamline C. Wilson
                                  Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on this 14th day of February, 1997.

     SIGNATURE                           TITLE
     ---------                           -----

                *                        Trustee
     --------------------------
     Gary E. Wendlandt

                *                        Trustee
     --------------------------
     Richard G. Dooley


                *                        Trustee
     ---------------------------
     Mary E. Boland


                *                        Trustee
     ---------------------------
     Ronald J. Abdow


                *                        Trustee
     ---------------------------
     Charles J. McCarthy


                *                        Trustee
     ---------------------------
     John H. Southworth

     SIGNATURE                           TITLE
     ---------                           -----


                *                        President
     ---------------------------
     Stuart H. Reese                     (Principal Executive Officer)


       /s/ Hamline C. Wilson             Chief Financial Officer
     ----------------------------
     Hamline C. Wilson                   (Principal Financial &
                                         Accounting Officer)

     *By:/s/ Stephen L. Kuhn
         -------------------
         Stephen L. Kuhn
         Attorney-in-Fact

                                    NOTICE

THE NAME MML SERIES INVESTMENT FUND IS THE DESIGNATION OF THE TRUSTEES UNDER AN AGREEMENT AND DECLARATION OF TRUST DATED DECEMBER 19, 1984, AS AMENDED FROM TIME TO TIME. THE OBLIGATIONS OF MML TRUST ARE NOT PERSONALLY BINDING UPON, NOR SHALL RESORT BE HAD TO THE PROPERTY OF, ANY OF THE TRUSTEES, SHAREHOLDERS, OFFICERS, EMPLOYEES OR AGENTS OF MML TRUST, BUT MML TRUST'S PROPERTY ONLY SHALL BE BOUND.

                               INDEX TO EXHIBITS


EXHIBIT NO.         TITLE OF EXHIBIT
-----------         ----------------

5(a) Form of Investment Management Agreement between MML Series Investment Fund (the "Trust"), on behalf of MML Equity Index Fund (the "Fund"), and Massachusetts Mutual Life Insurance Company ("MassMutual").

5(b) Form of Investment Sub-Advisory Agreement between MassMutual and Mellon Equity Associates.

8 Form of Custodian Agreement between the Trust, on behalf of the Fund, and Boston Safe Deposit and Trust Company

10        Opinion of counsel as to the legality of shares being registered.